SEMI-ANNUAL REPORT
                                                              JULY 31, 1996
                              LEHMAN BROTHERS
                            INSTITUTIONAL FUNDS
                                GROUP TRUST



                LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST

                                TABLE OF CONTENTS

                                                                                                     PAGE
         President's Letter                                                                             1
         Portfolio of Investments:
           Prime Money Market Fund                                                                      3
           Prime Value Money Market Fund                                                                6
           Government Obligations Money Market Fund                                                     8
           Cash Management Fund                                                                         9
           Treasury Instruments Money Market Fund II                                                   10
           Tax-Free Money Market Fund                                                                  11
           Municipal Money Market Fund                                                                 20
         Statements of Assets and Liabilities                                                          32
         Statements of Operations                                                                      36
         Statements of Changes in Net Assets                                                           38
         Financial Highlights:
           Prime Money Market Fund                                                                     42
           Prime Value Money Market Fund                                                               44
           Government Obligations Money Market Fund                                                    46
           Cash Management Fund                                                                        48
           Treasury Instruments Money Market Fund II                                                   50
           Tax-Free Money Market Fund                                                                  52
           Municipal Money Market Fund                                                                 53
         Notes to Financial Statements                                                                 54




Dear Shareholders:

    We are pleased to present the Semi-Annual Report for the Lehman Brothers Institutional Funds Group Trust (the "Trust" or the "Funds") for the six-month period ended July 31, 1996. This Report includes the portfolio holdings for the Prime, Government and Tax-Exempt Money Market Funds currently offered by the Trust that are designed to meet the cash management and liquidity needs of institutional investors.

THE ECONOMY

    The underlying strength of the U.S. economy in the first quarter of 1996 was extremely difficult to gauge. Early in the period, economic activity appeared to be on the verge of recession following a very anemic fourth quarter of 1995 in which Gross Domestic Product ("GDP") growth was only 0.5%. Short-term interest rates trended lower as most investors believed that the Federal Reserve Board (the "Fed") would ease monetary policy by reducing the target fed funds rate, which it did on January 31, 1996 by 25 basis points, citing "receding inflationary pressures and a moderating economic expansion." Long-term rates, however, had begun to rise in December as bond investors expressed disappointment over congressional failure to reach agreement on balanced budget legislation. As February began, the economic landscape became less clear due to the lack of timeliness and reliability of economic data that was released in the aftermath of the shutdown of U.S. Government operations. Faced with uncertainty as to the strength, or even direction, of the economy, anxious fixed-income investors engaged in a sell-off in late February after Chairman Greenspan testified at the Humphrey-Hawkins hearings that the economy was healthier than the data would indicate.

    As March began, the most significant event was the release of the February Employment Report which showed a huge increase in job creation. Short- and long-term interest rates gapped upward as investors acknowledged a major shift in economic expectations from one of modest growth with low inflation and declining interest rates to one which was based upon faster growth, concern over inflation, and the possibility of a pre-emptive tightening of monetary policy by the Fed. In April, investors were looking for the economic data flow to begin to exhibit a clear trend that was not distorted by the government shutdown, severe weather, or the General Motors strike. As the quarter unfolded, a pattern of strength became apparent in many sectors of the economy. Consumer sentiment was buoyed by strong job growth, higher income, and the wealth effect of a spectacular stock market. This elevated consumer willingness to spend on housing and other consumer durables such as autos. Increased consumer debt also was a factor in spurring retail sales. On the production side, inventory levels were, for the most part, at desired levels which gave manufacturers the chance to crank up production in order to meet the new demand. All the while, inflation remained manageable, although slight pressure became noticeable in certain commodities and employees' wages.

    As a result of this indisputable strength, economists were obliged to revise their estimates for GDP for the first and second quarters and the full year. The actual first quarter GDP of 2.2% was well above early estimates of 1.5% and the second quarter preliminary rate of growth was 4.2%. This pace, in combination with an outlook for slower growth in the second half of 1996, would translate into an annual rate of about 2.5% to 3.0% which we believe exceeds the Fed's target for sustainable growth without inflation. Throughout the second quarter, fixed-income investors became convinced that the Fed would soon adopt a more restrictive monetary policy in light of the economic strength even though inflation was still below 3.0% -- the only question was one of timing. As a result of this consensus, long-term Treasury rates rose from 6.69% on March 29, 1996 to as high as 7.20% in mid-June. A strong rally in early August brought the rate back down to 6.68% based upon weaker July data. The rate subsequently retraced to 7.00% by late August as the market resumed its Fed tightening vigil after new signs of strength. The three-month Treasury bill rate movement was much more modest, rising from 5.14% to a high of 5.30% before settling back down to 5.20%.

PORTFOLIO STRATEGY AND PERFORMANCE RESULTS

  TAXABLE FUNDS

    Early in the period, the average maturities of the Taxable Money Market Funds were extended modestly in line with the Fed's policy of monetary ease. However, as the economy strengthened and the probability for a tighter policy loomed, the strategy was changed to shorten portfolios as much as possible in order to provide for expected greater liquidity needs and to take advantage of expected higher rates. In spite of the fact that the short-term yield curve is relatively steep from one day to one year (75 basis points) in anticipation of some Fed tightening action, it is too early to undertake a meaningful extension without more conclusive economic data. The targeted average maturity of the taxable funds remains at 30-45 days.


                                       1


  TAX-EXEMPT FUNDS

    Unlike the taxable fixed-income market which was driven by economic and monetary signals, the tax- exempt market was influenced more by technical factors over the course of the period and experienced a high degree of seasonal volatility. Rates began the second quarter at seasonally low levels due to an infusion of cash in early April from bond coupon payments and normal maturities. Mid-April saw a reversal as individuals made redemptions from tax-exempt funds in order to make personal income tax payments. This forced fund managers to sell some securities which pushed rates higher. This trend was reversed in early May as cash from May coupon payments and maturities flowed into the market and drove rates lower once again. By mid-May, the cash had been fully invested and rates rose as demand eased. The June experience was similar to that of May.

    We expected to see a gradual upward movement of rates in July and August as the previously-described note proceeds were absorbed by a growing calendar of re-issued notes. These two factors created the first buying opportunity of the third quarter and we attempted to take advantage by extending average maturities.

    The Trust continued to perform well when compared with other money market funds offered to the institutional investor. For example, based on total return for the 12 months ended July 31, 1996, Prime Value Money Market Fund Class A was ranked third and Prime Money Market Fund Class A ranked fifth place out of the 139 First Tier Institutional Only Funds tracked by IBC/Donaghue, Inc.'s Money Fund Insight ("IBC/ Donoghue"). The Municipal Money Market Fund Class A and Tax-Free Money market Fund Class A were the number one- and four-ranked funds, respectively, among 71 tax-free institutional funds reporting to IBC/Donoghue. Some or all of the funds in each category, including the Lehman Brothers Funds, reported expense reimbursements or fee waivers from time to time without which the reported returns would have been lower. Past performance is no guarantee of future results.

                                * * * * *

    As you have most likely been made aware at this time, the Board of Trustees of Lehman Brothers Institutional Funds Group Trust (the "Trust") has unanimously endorsed a proposal (a) to combine three of its funds with three portfolios of a trust sponsored by Federated Investors and (b) to change the investment advisor of three other funds from Lehman Brothers Global Asset Management to Federated Management. Each transaction requires shareholder approval and will also involve the election of new Trustees of the Trust.

    With respect to Prime Money Market Fund, Prime Value Money Market Fund, and Municipal Money Market Fund, shareholders will be asked to approve adoption of a new investment advisory contract with Federated Management, an investment advisory subsidiary of Federated Investors, and the election of the new Trustees to the Trust.

    With respect to Government Obligations Money Market Fund, Treasury Instruments Money Market Fund II, and Tax-Free Money Market Fund (individually, the "Fund"), shareholders of each Fund, will be asked to approve a proposed Agreement and Plan of Reorganization between the Trust, on behalf of each Fund, and Money Market Obligations Trust, on behalf of one of its portfolios (the "Portfolio"), whereby a Portfolio of Money Market Obligations Trust would acquire all of the assets of the relevant Fund in exchange for Institutional Shares and Institutional Service Shares of the Portfolio to be distributed pro rata by the Fund to holders of Class A Shares and Class B Shares, respectively, in complete liquidation of the Fund.

    Federated Investors, founded in 1955, is a Pittsburgh-based investment manager with approximately $70 billion in assets under management. Federated has been a pioneer in cash management, having created the first institutional money market fund in 1976. Federated currently offers over 40 money market funds managed specifically to meet the requirements of the institutional market.

Sincerely,


/s/ Andrew D. Gordon
Andrew D. Gordon
President

September 16, 1996


                                       2


LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS
JULY 31, 1996 (UNAUDITED)

                            PRIME MONEY MARKET FUND


     FACE                                                          INTEREST    MATURITY         VALUE
    VALUE                                                           RATE+        DATE          (NOTE 1)
-------------                                                      --------    --------       ----------
                 BANK/CORPORATE NOTES -- 39.3%
 $ 25,000,000    American Express Centurion Bank, Variable Rate     5.360 %      2/5/97     $ 24,998,681
  100,000,000    Bank of America                                    4.900        2/5/97       99,974,125
   50,000,000    Bear Stearns Companies, Inc., Variable Rate        5.598      12/30/96       50,000,000
  100,000,000    Beta Finance Inc., Variable Rate                   5.388       1/27/97       99,975,679
   20,000,000    CIT Group Holdings, Inc., Variable Rate            5.310       9/26/96       19,998,098
   45,000,000    CS First Boston, Inc., Variable Rate               5.570        1/7/97       45,000,000
   50,000,000    FCC National Bank, Delaware                        5.650       11/1/96       50,001,031
   30,000,000    FCC National Bank, Delaware                        5.080       2/24/97       29,988,046
   25,000,000    First of America Bank, Illinois                    5.070      12/18/96       25,006,294
   10,000,000    General Electric Capital Corporation               5.163       1/21/97       10,000,725
   10,000,000    General Electric Capital Corporation               5.119       1/22/97        9,998,691
   10,000,000    General Electric Capital Corporation               5.080        2/3/97       10,000,817
   10,000,000    General Electric Capital Corporation               5.004        2/5/97        9,998,254
   15,000,000    General Electric Capital Corporation               4.920       2/10/97       14,999,212
   10,000,000    General Electric Capital Corporation               4.948       2/10/97        9,997,844
   10,000,000    General Electric Capital Corporation               4.920       2/12/97        9,998,135
   10,000,000    General Electric Capital Corporation               4.915       2/13/97        9,998,125
   10,000,000    General Electric Capital Corporation               4.893       2/14/97        9,996,986
   10,000,000    Goldman Sachs Group, L.P., Variable Rate           5.875       1/27/97       10,012,432
   95,000,000    NBD Bank N.A., Detroit                             5.050        8/1/96       95,000,000
   10,000,000    SMM Trust 95-D, Variable Rate                      5.675      10/28/96       10,000,000
   85,000,000    SMM Trust 96-I, Variable Rate                      5.488       8/29/96       85,000,000
   25,000,000    Southtrust Bank, Alabama, Variable Rate            5.447        1/8/97       24,996,769
   25,000,000    Southtrust Bank, Alabama, Variable Rate            5.520        1/8/97       24,994,651
   25,000,000    Southtrust Bank, Alabama, Variable Rate            5.416       1/13/97       24,996,712
   82,000,000    Toyota Motor Credit Corporation, Variable Rate     5.300        9/3/96       81,993,347
                                                                                          --------------
                 TOTAL BANK/CORPORATE NOTES (COST $896,924,654)                              896,924,654
                                                                                          --------------
                 COMMERCIAL PAPER -- 21.1%
   12,000,000    Beta Finance Inc.                                  4.950       8/14/96       11,978,550
   16,000,000    Beta Finance Inc.                                  4.950       8/20/96       15,958,200
   43,124,000    Dakota Certificates Program                        5.400        8/6/96       43,091,657
   30,000,000    Dakota Certificates Program                        5.400       8/22/96       29,905,500
   50,597,000    Enterprise Funding Corporation                     5.340        8/1/96       50,597,000
   50,000,000    Greenwich Funding Corporation                      5.370       8/30/96       49,783,708
   14,452,000    Mont Blanc Capital Corporation                     5.400        8/5/96       14,443,329
   50,000,000    Mont Blanc Capital Corporation                     5.375       8/12/96       49,917,882

                       See Notes to Financial Statements.


                                       3



LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1996 (UNAUDITED)

                            PRIME MONEY MARKET FUND

     FACE                                                          INTEREST    MATURITY          VALUE
    VALUE                                                           RATE+        DATE          (NOTE 1)
   --------                                                        --------    --------        --------
                 COMMERCIAL PAPER (CONTINUED)
 $ 25,000,000    Morgan Stanley Group Inc.                          5.400%       8/8/96     $  24,973,750
   12,225,000    Preferred Receivables Funding Corporation          5.400        8/5/96        12,217,665
   15,000,000    Ranger Funding Corporation                         5.380       8/12/96        14,975,342
   15,000,000    Ranger Funding Corporation                         5.410       8/20/96        14,957,170
   20,000,000    Ranger Funding Corporation                         5.310       8/23/96        19,935,100
   18,500,000    Sigma Finance, Inc.                                4.950        8/5/96        18,489,825
   15,000,000    Sigma Finance, Inc.                                5.300       8/19/96        14,960,250
   47,000,000    Sigma Finance, Inc.                                5.320      11/18/96        46,242,934
   50,000,000    Windmill Funding Corporation                       5.370       8/19/96        49,865,750
                                                                                              -----------
                 TOTAL COMMERCIAL PAPER (COST $482,293,612)                                   482,293,612
                                                                                              -----------
                 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.2%
   10,000,000    Federal Home Loan Bank, Variable Rate              5.480        5/8/97        10,005,783
   40,000,000    Federal National Mortgage Association,
                  Variable Rate                                     5.850       10/7/96        40,000,000
                                                                                              -----------
                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                  (COST $50,005,783)                                                           50,005,783
                                                                                              -----------
                 PROMISSORY NOTE -- 2.2% (COST $50,000,000)
   50,000,000    Goldman Sachs Group, L.P.                          5.190        8/5/96        50,000,000
                                                                                              -----------
                 REPURCHASE AGREEMENTS -- 34.9%
  100,000,000    Agreement  with Chase  Securities  Inc.  dated
                  7/31/96  bearing  5.750% to be repurchased at
                  $100,015,972  on  8/1/96,  collateralized  by
                  $127,890,157   of  various  U.S.   Government
                  Agency  Obligations  with various  maturities
                  and   interest   rates   (market   value   --
                  $102,000,367)                                                               100,000,000
  278,035,000     Agreement with Goldman Sachs Group L.P.  dated
                  7/31/96  bearing  6.000% to be repurchased at
                  $278,081,339  on  8/1/96,  collateralized  by
                  $284,282,000   of  various  U.S.   Government
                  Agency  Obligations  with various  maturities
                  and   interest   rates   (market   value   --
                  $283,596,503)                                                               278,035,000

  120,000,000    Agreement  with  Lehman  Brothers   Government
                  Securities  Inc. dated 7/31/96 bearing 5.950%
                  to be repurchased at  $120,019,833 on 8/1/96,
                  collateralized  by  $121,402,228  of  various
                  U.S.   Government  Agency   Obligations  with
                  various maturities and interest rates (market
                  value -- $122,384,670)                                                      120,000,000

  100,000,000    Agreement   with  Merrill   Lynch   Government
                  Securities  Inc. dated 7/31/96 bearing 5.730%
                  to be repurchased at  $100,015,917 on 8/1/96,
                  collateralized  by  $122,940,000  of  various
                  U.S.   Government  Agency   Obligations  with
                  various maturities and interest rates (market
                  value -- $102,004,872)                                                     100,000,000


                       See Notes to Financial Statements.

                                       4



LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1996 (UNAUDITED)

                         PRIME MONEY MARKET FUND

     FACE                                                                                          VALUE
    VALUE                                                                                         (NOTE 1)
   -------                                                                                       ----------
 $200,000,000    Agreement with UBS Securities, Inc. dated 7/31/96 bearing 5.750% to be repurchased at $200,031,944 on 8/1/96, collateralized by $445,113,909 of various U.S. Government Agency Obligations with various maturities and
                  interest rates (market value -- $204,000,524)                             $   200,000,000
                                                                                            ---------------
                 TOTAL REPURCHASE AGREEMENTS (COST $798,035,000)                                798,035,000
                                                                                            ---------------

TOTAL INVESTMENTS (COST $2,277,259,049*)                                           99.7%      2,277,259,049
OTHER ASSETS AND LIABILITIES (NET)                                                  0.3           7,735,467
                                                                                  -----     ---------------
TOTAL NET ASSETS                                                                  100.0%    $ 2,284,994,516
                                                                                  =====     ===============

--------------------
* Aggregate cost for Federal tax purposes.
+ For Commercial Paper, the interest rate represents annualized yield at date of purchase.


                       See Notes to Financial Statements.

                                       5




LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS
JULY 31, 1996 (UNAUDITED)

                         PRIME VALUE MONEY MARKET FUND


     FACE                                                          INTEREST    MATURITY         VALUE
    VALUE                                                           RATE+        DATE         (NOTE 1)
   ------                                                          --------    --------       --------
                 BANK/CORPORATE NOTES -- 62.8%
 $25,000,000     American Express Centurion Bank, Variable Rate     5.360%       2/5/97     $ 24,998,681
  25,000,000     American Express Centurion Bank, Variable Rate     5.470       2/12/97       24,996,259
  25,000,000     Bank of New York, Delaware, Variable Rate          5.775      10/25/96       25,000,000
  30,000,000     Bear Stearns Companies, Inc.                       5.000       2/12/97       30,000,000
  35,000,000     CS First Boston, Inc.                              5.625        1/7/97       35,000,000
  25,000,000     Comerica Bank, Variable Rate                       5.570      10/28/96       25,000,000
  50,000,000     FCC National Bank, Delaware                        5.080       2/24/97       49,980,077
  40,000,000     First of America Bank, Michigan                    5.130       11/7/96       40,011,304
  39,000,000     First National Bank of Baltimore, Variable Rate    5.813      10/23/96       39,000,000
   9,000,000     Ford Motor Credit Company                          7.375       1/15/97        9,083,129
   8,400,000     Ford Motor Credit Company                          7.875       1/15/97        8,507,208
  26,000,000     General Motors Acceptance Corporation              8.000       10/1/96       26,115,618
  30,000,000     Northern Trust Company                             5.070       2/28/97       30,000,000
  50,000,000     PHH Corporation, Variable Rate                     5.380       9/16/96       49,999,374
  25,000,000     Southtrust Bank, Alabama, Variable Rate            5.466       1/13/97       24,996,711
                                                                                             -----------
                 TOTAL BANK/CORPORATE NOTES (COST $442,688,361)                              442,688,361
                                                                                             -----------
                 COMMERCIAL PAPER -- 13.5%
  20,000,000     Atlantic Asset Securitization Corporation          5.380       8/12/96       19,967,122
  15,000,000     Atlantic Asset Securitization Corporation          5.400       8/13/96       14,973,000
  10,000,000     Atlantic Asset Securitization Corporation          5.400       8/16/96        9,977,500
  30,000,000     CXC Inc.                                           5.700        8/1/96       30,000,000
  20,239,000     Dakota Certificates Program                        5.650        8/1/96       20,239,000
                                                                                             -----------
                 TOTAL COMMERCIAL PAPER (COST $95,156,622)                                    95,156,622
                                                                                             -----------
                 PROMISSORY NOTE -- 7.1% (COST $50,000,000)
  50,000,000     Goldman Sachs Group, L.P.                          5.190        8/5/96       50,000,000
                                                                                             -----------
                 CERTIFICATE OF DEPOSIT (YANKEE) -- 3.6% (COST
                  $25,000,049)
  25,000,000     Sumitomo Bank                                      5.510        8/8/96       25,000,049
                                                                                             -----------
                 REPURCHASE AGREEMENTS -- 12.0%
  29,505,000     Agreement with Chase Securities Inc. dated 7/31/96 bearing 5.750%
                  to be repurchased at $29,509,713 on 8/1/96, collateralized by $41,233,333 of various U.S. Government Agency Obligations with various maturities and
                  interest rates (market value -- $30,096,572)                               29,505,000


                       See Notes to Financial Statements.

                                       6



LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS
JULY 31, 1996 (UNAUDITED)

                       PRIME VALUE MONEY MARKET FUND



     FACE                                                                                                VALUE
    VALUE                                                                                               (NOTE 1)
  ---------                                                                                             --------
$25,000,000      Agreement with Greenwich Capital Markets Inc. dated 7/31/96 bearing 5.700%
                  to be repurchased at $25,003,958 on 8/1/96, collateralized by $48,413,000 of various U.S. Treasury Strips with various maturities (market value --
                  $25,501,558)                                                                        $ 25,000,000
30,000,000       Agreement with Lehman Brothers Government Securities Inc. dated 7/31/96 bearing
                  5.950% to be repurchased at $30,004,958 on 8/1/96, collateralized by
                  $529,248,887 of various U.S. Government Agency Obligations with various
                  maturities and interest rates (market value -- $30,595,674)                           30,000,000
                                                                                                       -----------
                 TOTAL REPURCHASE AGREEMENTS (COST $84,505,000)                                         84,505,000
                                                                                                       -----------

TOTAL INVESTMENTS (COST $697,350,032*)                                                    99.0%        697,350,032
OTHER ASSETS AND LIABILITIES (NET)                                                         1.0           7,397,839
                                                                                         ------       ------------
TOTAL NET ASSETS                                                                         100.0%       $704,747,871
                                                                                         ======       ============

-------------------
* Aggregate cost for Federal tax purposes.
+ For Commercial Paper, the interest rate represents annualized yield at date of purchase.




                       See Notes to Financial Statements.

                                       7




LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS
JULY 31, 1996 (UNAUDITED)

                 Government Obligations Money Market Fund


     FACE                                                          INTEREST    MATURITY         VALUE
    VALUE                                                           RATE+        DATE         (NOTE 1)
   ------                                                          --------    --------       --------
                 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 80.0%
                 FEDERAL FARM CREDIT BANK (FFCB):
 $ 5,000,000     FFCB, Discount Note                                5.270%      9/12/96     $  4,969,258
                                                                                            ------------
                 FEDERAL HOME LOAN BANK (FHLB):
   5,000,000     FHLB, Discount Note                                5.345      10/16/96        4,943,581
   5,000,000     FHLB, Variable Rate, Medium-Term Note              5.780        2/3/97        5,000,000
   7,500,000     FHLB, Variable Rate, Medium-Term Note              5.480        5/8/97        7,504,336
                                                                                             -----------
                                                                                              17,447,917
                                                                                             -----------
                 FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC):
   1,950,000     FHLMC, Discount Note                               5.230        8/8/96        1,948,017
   5,000,000     FHLMC, Discount Note                               5.330      10/21/96        4,940,038
                                                                                             -----------
                                                                                               6,888,055
                                                                                             -----------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA):
   5,000,000     FNMA, Discount Note                                5.260       8/29/96        4,979,544
   5,000,000     FNMA, Discount Note                                5.285       9/23/96        4,961,096
   5,000,000     FNMA, Variable Rate, Medium-Term Note              5.850       10/7/96        5,000,000
                                                                                             -----------
                                                                                              14,940,640
                                                                                             -----------
                 U.S. TREASURY BILL:
   5,000,000     U.S. Treasury Bill                                 4.825        2/6/97        4,873,344
                                                                                             -----------
                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                  (COST $49,119,214)                                                          49,119,214
                                                                                             -----------
                 REPURCHASE AGREEMENT -- 20.2% (COST $12,423,000)
  12,423,000     Agreement with Chase Securities Inc. dated 7/31/96 bearing 5.750% to be repurchased at $12,424,984 on 8/1/96, collateralized by $13,165,000 of various mortgage-backed securities with various maturities and
                  interest rates (market value -- $12,675,607)                                12,423,000
                                                                                             -----------

TOTAL INVESTMENTS (COST $61,542,214*)                                           100.2%        61,542,214
OTHER ASSETS AND LIABILITIES (NET)                                               (0.2)          (116,419)
                                                                                -----        -----------
NET ASSETS                                                                      100.0%       $61,425,795
                                                                                =====        ===========

---------------
 * Aggregate cost for Federal tax purposes.
 + For Discount Notes, the interest rate represents annualized yield at date of purchase.


                       See Notes to Financial Statements

                                        8



LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS
JULY 31, 1996 (UNAUDITED)

                              CASH MANAGEMENT FUND


     FACE                                                          INTEREST    MATURITY         VALUE
    VALUE                                                            RATE        DATE         (NOTE 1)
   ------                                                          --------    --------       --------
                 U.S. GOVERNMENT AGENCY OBLIGATION -- 96.1%
                  (COST $1,000,000)
                 FEDERAL HOME LOAN BANK (FHLB):
$1,000,000       FHLB, Variable Rate                                5.780%      2/3/97       $1,000,000
                                                                                            -----------

TOTAL INVESTMENTS (COST $1,000,000*)                                             96.1%        1,000,000
OTHER ASSETS AND LIABILITIES (NET)                                                3.9            40,110
                                                                                 ----       -----------
NET ASSETS                                                                      100.0%       $1,040,110
                                                                                =====       ===========
-------------
* Aggregate cost for Federal tax purposes.


                       See Notes to Financial Statements

                                       9



LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS
JULY 31, 1996 (UNAUDITED)

                   TREASURY INSTRUMENTS MONEY MARKET FUND II



                                                                  ANNUALIZED
    FACE                                                        YIELD AT DATE   MATURITY       VALUE
    VALUE                                                        OF PURCHASE      DATE        (NOTE 1)
   ------                                                       -------------   --------      --------
                 U.S. TREASURY OBLIGATIONS -- 57.5%
 $10,000,000     U.S. Treasury Bill                                 4.935%       8/8/96     $  9,990,404
  20,000,000     U.S. Treasury Bill                                 5.020       8/22/96       19,942,571
  10,000,000     U.S. Treasury Bill                                 4.810       8/29/96        9,962,589
   5,000,000     U.S. Treasury Bill                                 4.850        9/5/96        4,976,423
  10,000,000     U.S. Treasury Bill                                 5.040       10/3/96        9,911,800
   5,000,000     U.S. Treasury Bill                                 5.175      10/10/96        4,949,687
  10,000,000     U.S. Treasury Bill                                 5.155      10/24/96        9,879,717
   5,000,000     U.S. Treasury Bill                                 4.805        2/6/97        4,873,869
                                                                                             -----------
                 TOTAL U.S. TREASURY OBLIGATIONS (COST $74,487,060)                           74,487,060
                                                                                             -----------
                 REPURCHASE AGREEMENTS -- 42.6%
  28,000,000     Agreement with Chase  Securities  Inc.  dated
                  7/31/96  bearing 5.625% to be repurchased at
                  $28,004,375  on  8/1/96,  collateralized  by
                  $28,880,000 U.S. Treasury Bills with various
                  maturities  and interest rates (market value
                  -- $28,560,427)                                                             28,000,000
  27,109,000     Agreement  with  Merrill   Lynch   Government
                  Securities Inc. dated 7/31/96 bearing 5.600%
                  to be  repurchased at $27,113,217 on 8/1/96,
                  collateralized  by $35,312,000 U.S. Treasury
                  Bills with various  maturities  and interest                                27,109,000
                  rates  (market value  -- $27,654,651)  TOTAL                               -----------
                  REPURCHASE AGREEMENTS (COST  $55,109,000)                                                         55,109,000

TOTAL INVESTMENTS (COST $129,596,060*)                                          100.1%       129,596,060
OTHER ASSETS AND LIABILITIES (NET)                                               (0.1)          (135,741)
                                                                                ------       -----------
NET ASSETS                                                                      100.0%      $129,460,319
                                                                                ======       ===========

--------------
* Aggregate cost for Federal tax purposes.



                       See Notes to Financial Statements.

                                       10



LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS
JULY 31, 1996 (UNAUDITED)

                  TAX-FREE MONEY MARKET FUND


   FACE                                                                                               VALUE
   VALUE                                                                                             (NOTE 1)
  -------                                                                                           ---------
              MUNICIPAL BONDS AND NOTES -- 98.5%
              ALABAMA -- 7.7%
$2,565,000    Alabama State, Housing Finance Authority, Multi-family Housing Revenue, (Royal
              Gardens Apartments),
              (Southtrust Bank, Alabama, LOC),
              3.700% due 7/1/20+++                                                                $  2,565,000
 1,400,000    Cullman, Alabama, Industrial Development Board, Industrial Revenue, (Pressac
              Project), (NBD Bank N.A., LOC),
              3.850% due 10/1/04+++                                                                  1,400,000
 1,000,000    Pell City, Alabama, Industrial Development Board, Industrial Development
              Revenue, (General Signal Corporation),
              (Wachovia Bank, Atlanta, LOC),
              3.700% due 10/1/00+++                                                                  1,000,000
 3,850,000    Phenix City, Alabama, Industrial Development Board, (Georgia Kraft Project),
              (Deutsche Bank, LOC),
              3.600% due 12/1/15+                                                                    3,850,000
                                                                                                    ----------
                                                                                                     8,815,000
                                                                                                    ----------
              ALASKA -- 0.4%
   430,000    North Slope Boro, Alaska, General Obligation, Series G,
              (AMBAC Insured),
              7.500% due 6/30/97                                                                       443,702
                                                                                                    ----------
              ARIZONA -- 1.7%
 2,000,000    Maricopa County, Arizona, Pollution Control Revenue, (Arizona Public Service
              Company), Series F, (Bank of America, LOC),
              3.650% due 5/1/29+                                                                     2,000,000
                                                                                                    ----------
              CALIFORNIA -- 0.9%
 1,000,000    San Bernardino County, California, Tax and Revenue Anticipation Notes, (Toronto
              Dominion Bank, Landesbank Hessen, NY, LOC),
              4.500% due 6/30/97                                                                     1,005,489
                                                                                                    ----------
              CONNECTICUT -- 1.9%
 1,200,000    Connecticut State, General Obligation, Putters, Series 27,
              (Morgan Guaranty Trust Company, BPA),
              3.600% due 3/15/12+++                                                                  1,200,000
 1,000,000    Connecticut State, Special Assessment Unemployment Compensation, Advance
              Fund Revenue, (Connecticut Unemployment), Series C,
              (FGIC Insured),
              3.900% due 11/15/01++                                                                  1,000,000
                                                                                                    ----------
                                                                                                     2,200,000
                                                                                                    ----------


                       See Notes to Financial Statements

                                       11




LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1996 (UNAUDITED)


                        TAX-FREE MONEY MARKET FUND


   FACE                                                                                              VALUE
   VALUE                                                                                            (NOTE 1)
----------                                                                                          --------
              MUNICIPAL BONDS AND NOTES (CONTINUED)
              DISTRICT OF COLUMBIA -- 4.0%
$2,500,000    District of Columbia, Health, Hospital and Nursing Home Revenue, (Abraham
              & Laura Lisner Home for Aged Women),
              (NationsBank Corporation of Georgia, LOC),
              3.750% due 7/1/22+++                                                                $  2,500,000
 2,070,000    District of Columbia, Housing Finance Agency, Multi-family Housing Revenue,
              (NationsBank Corporation of Virginia, LOC),
              3.750% due 7/1/97++                                                                    2,070,000
                                                                                                   -----------
                                                                                                     4,570,000
                                                                                                   -----------
              FLORIDA -- 14.0%
 1,700,000    Dade County, Florida, Industrial Development Authority, Industrial
              Development Revenue, (Dolphins Stadium Project), Series B,
              (Societe Generale, LOC),
              3.650% due 1/1/16+++                                                                   1,700,000
 3,000,000    Jacksonville, Florida, Electric Authority Revenue, Municipal Securities
              Treasury Receipts, Series SGA-17, (Societe Generale, BPA),
              3.750% due 10/1/20+++                                                                  3,000,000
 2,500,000    Jacksonville, Florida, Industrial Development Revenue, (Trailer Marine
              Project), (Bank of America, LOC),
              3.400% due 2/1/14++++                                                                  2,500,000
   100,000    Marion County, Florida, Industrial Development Authority Revenue, Charter
              Springs Hospital, (Bankers Trust Company, LOC),
              3.600% due 7/1/04+++                                                                     100,000
              Orange County, Florida, Health Facilities Authority Revenue:

 3,600,000     (Adventist Health System/Sunbelt), (Banque Paribas, LOC),
              3.950% due 11/15/14+++                                                                 3,600,000

 2,600,000     Municipal Securities Treasury Receipts, Series SAK-12, (MBIA Insured),
              (Credit Suisse, NY, BPA),
              3.800% due 3/27/06+++                                                                  2,600,000

 1,555,000     Series D, (Citibank, BPA),
              3.600% due 12/1/05++                                                                   1,555,000
 1,000,000    Palm Beach County, Florida, School District, Tax Anticipation Notes,
              4.500% due 9/27/96                                                                     1,000,998
                                                                                                   -----------
                                                                                                    16,055,998
                                                                                                   -----------
              GEORGIA -- 2.0%
 2,300,000    Burke County, Georgia, Development Authority, Pollution Control Revenue,
              (Georgia Power Company Plant Vogtle Project), Series 2, (Georgia Power Company,
              GTC),
              3.650% due 4/1/25+                                                                     2,300,000
                                                                                                   -----------

                       See Notes to Financial Statements

                                       12



LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1996 (UNAUDITED)


                        TAX-FREE MONEY MARKET FUND

   FACE                                                                                                VALUE
   VALUE                                                                                              (NOTE 1)
   -----                                                                                              --------
              MUNICIPAL BONDS AND NOTES (CONTINUED)
              ILLINOIS -- 5.9%
$2,900,000    Chicago, Illinois, Municipal Securities Treasury Receipts, Series SAK-13,
                (Credit Suisse, BPA),
                3.800% due 7/1/13+++                                                              $  2,900,000
 2,000,000    Chicago, Illinois, Park District, General Obligation, (FGIC Insured),
                4.400% due 1/1/97                                                                    2,006,844
 1,000,000    Cook County, Illinois, Municipal Securities Treasury Receipts, Series SGA-3,
                (MBIA Insured), (Societe Generale, BPA),
                3.800% due 11/15/23+++                                                               1,000,000
   350,000    Darien, Illinois, Industrial Development Revenue, (Kinder Care Learning
                Centers), Series C, (Toronto Dominion Bank, LOC),
                3.950% due 2/1/01+++                                                                   350,000
   500,000    De Kalb, Illinois, Industrial Development Revenue, (Kinder Care Learning
                Centers), Series C, (Toronto Dominion Bank, LOC),
                3.950% due 2/1/01+++                                                                   500,000
                                                                                                    ----------
                                                                                                     6,756,844
                                                                                                    ----------
              KANSAS -- 0.3%
   400,000    Kansas State, Department of Transportation, Highway Revenue, Series B, (State
                of Kansas, BPA),
                3.550% due 9/1/14+++                                                                   400,000
                                                                                                    ----------
              KENTUCKY -- 1.7%
 1,000,000    Kentucky Housing Corporation, Housing Revenue, Series B,
                (Landesbank Hessen, LOC),
                3.650% due 7/1/11++                                                                  1,000,000
 1,000,000    Graves County, Kentucky, (Seaboard Farms Project),
                (Bank of New York, LOC),
                3.800% due 12/1/12+++                                                                1,000,000
                                                                                                    ----------
                                                                                                     2,000,000
                                                                                                    ----------

              LOUISIANA -- 1.3%
 1,200,000    Ascension Parish, Louisiana, Pollution Control Revenue, (Shell Oil Company
                Project), (Shell Oil Company, GTC),
                3.600% due 9/1/23+                                                                   1,200,000
   250,000    Baton Rouge, Louisiana, Sales and Use Tax, Series A, (FSA Insured),
                9.000% due 8/1/97                                                                      261,830
                                                                                                    ----------
                                                                                                     1,461,830
                                                                                                    ----------


                       See Notes to Financial Statements

                                       13




LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1996 (UNAUDITED)


                        TAX-FREE MONEY MARKET FUND

   FACE                                                                                                VALUE
   VALUE                                                                                             (NOTE 1)
  ------                                                                                             --------
              MUNICIPAL BONDS AND NOTES (CONTINUED)
              MARYLAND -- 3.4%
$3,000,000    Maryland State, Community Development Administration, Department of Housing
                and Community Development, (Single-family Program), Series 1,
                3.450% due 4/1/17++                                                              $  3,000,000
   300,000    Maryland State, Health & Higher Education Facilities Authority
                Revenue, (Pooled Loan Program), Series B,
                (First National Bank of Chicago, LOC),
                3.650% due 4/1/23+++                                                                  300,000
   560,000    Saint Mary's County, Maryland, General Obligation, (MBIA Insured),
                7.000% due 3/1/97                                                                     570,590
                                                                                                  -----------
                                                                                                    3,870,590
                                                                                                  -----------
              MASSACHUSETTS -- 4.4%
 1,000,000    Massachusetts State, Water Pollution Abatement Trust, Water Pollution
                Abatement Revenue, (Pooled Loan Program), Series 2,
                4.400% due 2/1/97                                                                   1,004,634
 1,000,000    New Bedford, Massachusetts, Revenue Anticipation Notes,
                (Fleet National Bank, BPA),
                4.500% due 6/30/97                                                                  1,004,820
              Springfield, Massachusetts, Bond Anticipation Notes,
                (Fleet National Bank, BPA):

 1,000,000     4.250% due 2/14/97                                                                   1,002,345

 1,000,000     4.500% due 6/27/97                                                                   1,004,343

 1,000,000     4.600% due 7/11/97                                                                   1,004,527
                                                                                                  -----------
                                                                                                    5,020,669
                                                                                                  -----------
              MICHIGAN -- 0.3%
   400,000    Dearborn, Michigan, Economic Development Corporation Revenue, (Oakbrook
                Common Project), Limited Obligation,
                (Mellon Bank N.A., LOC),
                3.700% due 3/1/23+++                                                                  400,000
                                                                                                  -----------
              MISSOURI -- 4.0%
              Missouri State, Health & Educational Facilities Authority Revenue:

   400,000     (Christian Health Services), Series B,
                (Morgan Guaranty Trust Company, LOC),
                3.450% due 11/1/19+++                                                                 400,000

               (Sisters of Mercy Health Systems):

   750,000     Series A,
                3.600% due 12/1/96                                                                    750,000

 1,700,000     Series B, (ABN/AMRO Bank, LOC),
                3.500% due 6/1/14+++                                                                1,700,000

   900,000     Series D, (ABN/AMRO Bank, LOC),
                3.500% due 6/1/19+++                                                                  900,000


                       See Notes to Financial Statements

                                       14





LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1996 (UNAUDITED)


                        TAX-FREE MONEY MARKET FUND

   FACE                                                                                                VALUE
   VALUE                                                                                              (NOTE 1)
   -----                                                                                              --------
              MUNICIPAL BONDS AND NOTES
              MISSOURI-(CONTINUED)
$  900,000     (Washington University Project), Series A,
                (Morgan Guaranty Trust Company, LOC),
                3.600% due 9/1/10+++                                                                $  900,000
                                                                                                    ----------
                                                                                                     4,650,000
                                                                                                    ----------
              NEW JERSEY -- 3.0%
 1,000,000    Jersey City, New Jersey, Bond Anticipation Notes, General Obligation,
                4.750% due 9/27/96                                                                   1,001,135
 1,400,000    New Jersey State, Economic Development Authority, Port Facility Revenue,
                (Trailer Marine Crowley), (Chemical Bank, LOC),
                3.300% due 9/1/22+++                                                                 1,400,000
 1,045,000    New Jersey State, Housing and Mortgage Finance Agency, Long Option Period,
                Series C-76, (MBIA Insured), (Citibank, BPA),
                3.500% due 10/1/15++                                                                 1,045,000
                                                                                                   -----------
                                                                                                     3,446,135
                                                                                                   -----------
              NEW MEXICO -- 5.4%
 1,700,000    Farmington, New Mexico, Pollution Control Revenue, (Arizona Public Service
                Company), Series A, (Union Bank of Switzerland, LOC),
                3.600% due 5/1/24+                                                                   1,700,000
 4,440,000    New Mexico, Mortgage Finance Authority, Long Option Period, Series B, (FGIC
                Insured), (Citibank, BPA),
                3.600% due 7/1/17++                                                                  4,440,000
                                                                                                   -----------
                                                                                                     6,140,000
                                                                                                   -----------
              NEW YORK -- 1.6%
 1,000,000    Nassau County, New York, Revenue Anticipation Notes,
                General Obligation, Series A,
                3.500% due 3/5/97                                                                    1,000,859
   800,000    New York, New York, General Obligation, Series E-3,
                (Industrial Bank of Japan Ltd., LOC),
                3.700% due 5/15/97+                                                                    800,000
                                                                                                   -----------
                                                                                                     1,800,859
                                                                                                   -----------

              NORTH CAROLINA -- 0.8%
   900,000    North Carolina State, Medical Care Commission, Hospital Revenue, (Baptist
                Hospital Project), Series B, (Wachovia Bank, NC, BPA),
                3.550% due 6/1/22+++                                                                   900,000
                                                                                                   -----------


                       See Notes to Financial Statements

                                       15




LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1996 (UNAUDITED)

                        TAX-FREE MONEY MARKET FUND

   FACE                                                                                              VALUE
   VALUE                                                                                            (NOTE 1)
  ------                                                                                            --------
              MUNICIPAL BONDS AND NOTES (CONTINUED)
              PENNSYLVANIA -- 3.2%
$2,500,000    Pennsylvania State, Certificates of Participation, Municipal Securities
                Treasury Receipts, Series SAK-9, (AMBAC Insured),
                (Credit Suisse, NY, LOC),
                3.800% due 8/20/99+++                                                             $  2,500,000
   200,000    Pennsylvania State, Turnpike Commission, Turnpike Revenue, Series O, (FGIC
                Insured),
                4.250% due 12/1/96                                                                     200,617
 1,000,000    Philadelphia, Pennsylvania, Tax and Revenue Anticipation Notes,
                General Obligation, Series A,
                4.500% due 6/30/97                                                                   1,004,820
                                                                                                   -----------
                                                                                                     3,705,437
                                                                                                   -----------
              RHODE ISLAND -- 1.1%
 1,250,000    Rhode Island State, Housing and Mortgage Finance Corporation,
                Multi-family Housing, Series A, (AMBAC Insured),
                4.600% due 7/1/97                                                                    1,256,647
                                                                                                   -----------
              SOUTH CAROLINA -- 0.3%
   300,000    South Carolina State, Jobs and Economic Development Authority,
                Hospital Facilities Revenue, (Florence Housing Project), Series A,
                (Credit Commerciale de France, LOC),
                3.700% due 11/1/07+++                                                                  300,000
                                                                                                   -----------
              TENNESSEE -- 4.2%
              Chattanooga, Tennessee, Industrial Development Board, Industrial Development
                Revenue:
 1,300,000     (Market Street Ltd. Project), (Credit Suisse, LOC),
                3.600% due 12/15/12+++                                                               1,300,000
 3,500,000     (Warehouse Row Ltd. Project), (ABN/AMRO Bank, LOC),
                3.600% due 12/15/12+++                                                               3,500,000
                                                                                                   -----------
                                                                                                     4,800,000
                                                                                                   -----------
              TEXAS -- 13.3%
   815,000    Austin, Texas, Electric, Water and Sewer Revenue,
                14.250% due 11/15/06++                                                                 880,601
   870,000    Austin, Texas, Utility System Revenue, Series A,
                7.100% due 11/15/96                                                                    878,823
   100,000    El Paso, Texas, Water and Sewer Revenue,
                5.100% due 3/1/97                                                                      100,964
   500,000    Grapevine, Texas, Industrial Development Corporation, Airport Revenue,
                (Southern Air Transportation), (Bank of Montreal, LOC),
                3.600% due 3/1/10+++                                                                   500,000


                       See Notes to Financial Statements

                                       16



LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1996 (UNAUDITED)


                      TAX-FREE MONEY MARKET FUND


   FACE                                                                                               VALUE
   VALUE                                                                                            (NOTE 1)
  ------                                                                                            --------
              MUNICIPAL BONDS AND NOTES (CONTINUED)
              Texas (CONTINUED)
$2,700,000    Lubbock, Texas, Health Facilities Development Corporation,
                Health Facilities Revenue, (Charter Plains Hospital),
                (Bankers Trust Company, LOC),
                3.600% due 10/1/13+++                                                             $  2,700,000
              San Antonio, Texas, Airport Systems Revenue, Long Option Period, (AMBAC
                Insured), (Citibank, BPA):

 2,975,000     Series CR-127,
                3.500% due 7/1/09++                                                                  2,975,000

 1,420,000     Series CR-131,
                3.500% due 7/1/13++                                                                  1,420,000
   500,000    Texas State, A & M University Revenue, Municipal Securities Treasury Receipts,
                Series SGA-21, (Societe Generale, BPA),
                3.800% due 5/15/16+++                                                                  500,000
 2,600,000    Texas State, Tax and Revenue Anticipation Notes, Series A,
                4.750% due 8/30/96                                                                   2,602,669
   200,000    Texas State, Texas Parks and Wildlife Department, Recreational Revenue, General
                Obligation,
                4.500% due 10/1/96                                                                     200,392
 2,500,000    Texas State, Water Development Board Revenue, Municipal Securities Treasury
                Receipts, Series SGA-23, (Societe Generale, BPA),
                3.800% due 7/15/17+++                                                                2,500,000
                                                                                                   -----------
                                                                                                    15,258,449
                                                                                                   -----------
              UTAH -- 0.9%
 1,000,000    Intermountain Power Agency, Utah, Power Supply Revenue, Series C, Pre-refunded,
                8.625% due 7/1/21++                                                                  1,062,182
                                                                                                   -----------
              WASHINGTON -- 1.7%
   500,000    King County, Washington, General Obligation, Series B,
                4.000% due 1/1/97                                                                      500,800
 1,400,000    Washington State, Housing Finance Commission, (Single-family Program), Series
                1N-S, (FGIC Insured),
                3.750% due 12/1/17++                                                                 1,400,000
                                                                                                   -----------
                                                                                                     1,900,800
                                                                                                   -----------
              WISCONSIN -- 7.4%
 2,000,000    West Milwaukee, Wisconsin, West Allis School District, Tax and Revenue
                Anticipation Promissory Notes,
                4.500% due 8/21/96                                                                   2,000,602


                       See Notes to Financial Statements

                                       17



LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1996 (UNAUDITED)


                        TAX-FREE MONEY MARKET FUND



   FACE                                                                                                VALUE
   VALUE                                                                                              (NOTE 1)
  -------                                                                                             --------
              MUNICIPAL BONDS AND NOTES (CONTINUED)
              Wisconsin (CONTINUED)
              Wisconsin State, Public Power, Inc., Power Supply Systems Revenue, Municipal
                Securities Treasury Receipts, (AMBAC Insured),
                (Societe Generale, BPA):

$4,500,000     Series SGA-2,
                3.800% due 7/1/21+++                                                              $  4,500,000

 2,000,000     Series SGA-10,
                3.800% due 7/1/14+++                                                                 2,000,000
                                                                                                   -----------
                                                                                                     8,500,602
                                                                                                   -----------
              WYOMING -- 1.7%
 2,000,000    Uinta County, Wyoming, Pollution Control Revenue,
                (Chevron U.S.A. Inc. Project), (Chevron Corporation, GTC),
                3.800% due 6/15/97++                                                                 2,000,000
                                                                                                   -----------

TOTAL INVESTMENTS (COST $113,021,233*)                                                98.5%        113,021,233
OTHER ASSETS AND LIABILITIES (NET)                                                     1.5           1,669,761
                                                                                      ----         -----------
NET ASSETS                                                                           100.0%       $114,690,994
                                                                                     ======        ===========

-------------------
   * Aggregate cost for Federal tax purposes.
   + Variable rate demand notes are payable upon not more than one business day's notice.
     The interest rate shown reflects the rate currently in effect. ++ Put bonds and notes have demand features which mature within one year.
     The interest rate shown reflects the rate currently in effect. +++ Variable rate demand notes are payable upon not more than seven business days' notice.
     The interest rate shown reflects the rate currently in effect. ++++ Variable rate demand notes are payable upon not more than thirty business days' notice.
     The interest rate shown reflects the rate currently in effect.



 AMBAC          -- American Municipal Bond Assurance Corporation
  BPA           -- Instruments supported by bond purchase agreements
  FGIC          -- Federal Guaranty Insurance Corporation
  FSA           -- Financial Security Assurance
  GTC           -- Instruments guaranteed by corporation
  LOC           -- Instruments supported by bank letter of credit
  MBIA          -- Municipal Bond Investors Assurance


                       See Notes to Financial Statements

                                       18





LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1996 (UNAUDITED)


                        TAX-FREE MONEY MARKET FUND

NOTE:
Approximately 85.0% of the municipal bonds and notes held by the Fund have credit enhancement features backing them. Such features may have been considered by the rating agency in rating these securities.

                SUMMARY OF MUNICIPAL BONDS BY COMBINED RATINGS #


                                                                        PERCENT
   MOODY'S                        STANDARD & POOR'S                     OF VALUE
--------------------------------------------------------------------------------
     Aaa                                         AAA                      17.7%
Aa, Aa2, Aa3                                      AA                       4.0
MIG1/VMIG1/P1                    A-1/A-1+/SP-1/SP-1+                      70.1
     NR                                           NR                       8.2
                                                                         ------
                                                                         100.0%
                                                                         ======


# Bonds are not necessarily rated the same by both services. [001b]



                       See Notes to Financial Statements

                                       19




LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS
JULY 31, 1996 (UNAUDITED)


                        MUNICIPAL MONEY MARKET FUND


   FACE                                                                                             VALUE
   VALUE                                                                                            (NOTE 1)
  -------                                                                                           --------
              MUNICIPAL BONDS AND NOTES -- 99.4%
              ALABAMA -- 6.5%
$  500,000    Alabama State Solid Waste Industrial Development Authority Revenue, (Pine
                City Fiber Company Project), (Barclays Bank, LOC),
                3.750% due 12/1/23+++                                                              $   500,000
 2,200,000    Cullman, Alabama, Industrial Development Board, Industrial Revenue,
                (Pressac Project), (NBD Bank N.A., LOC),
                3.850% due 6/1/02+++                                                                 2,200,000
 3,000,000    Troy, Alabama, Industrial Development Board Revenue, (Hudson Sauces Inc.
                Project), Series A, (AmSouth Bancorporation,
                Birmingham, Alabama, LOC),
                3.950% due 3/1/11+++                                                                 3,000,000
 7,000,000    Tuscaloosa County, Alabama, Industrial Development Authority, Solid Waste
                Disposal Revenue, (Tuscaloosa Steel Corporation Project), (Bayerische
                Landesbank, LOC),
                3.650% due 9/1/20+++                                                                 7,000,000
                                                                                                   -----------
                                                                                                    12,700,000
                                                                                                   -----------
              ARKANSAS -- 0.5%
 1,000,000    Arkadelphia, Arkansas, Industrial Development Authority Revenue, (Siplast
                Inc. Project), (Den Danske Bank, LOC),
                3.850% due 4/1/11+++                                                                 1,000,000
                                                                                                   -----------
              CALIFORNIA -- 3.3%
 2,000,000    California Higher Education Loan Authority, Student Loan Revenue, Series
                1987A, (SLMA, LOC),
                3.750% due 7/1/02++                                                                  2,000,000
 3,025,000    California State Housing Finance Agency, Home Mortgage Revenue, Series J,
                4.000% due 7/24/97                                                                   3,025,000
 1,500,000    San Bernardino County, California, Tax and Revenue Anticipation
                Notes, (Toronto Dominion Bank, Landesbank Hessen,
                NY, LOC),
                4.500% due 6/30/97                                                                   1,508,233
                                                                                                   -----------
                                                                                                     6,533,233
                                                                                                   -----------
              DISTRICT OF COLUMBIA -- 1.2%
 2,400,000    District of Columbia, Housing Finance Agency, Multi-family Housing Revenue,
                (Tyler House Project), (PNC Bank N.A., LOC),
                3.850% due 8/1/25+++                                                                 2,400,000
                                                                                                   -----------
              FLORIDA -- 7.4%
 2,000,000    Broward County, Florida, Housing Finance Authority Revenue, Long Option Period,
                Home Mortgage, Series D-5,
                3.800% due 5/1/16++                                                                  2,000,000


                       See Notes to Financial Statements.

                                       20



LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1996 (UNAUDITED)

                        MUNICIPAL MONEY MARKET FUND


   FACE                                                                                                VALUE
   VALUE                                                                                             (NOTE 1)
  -------                                                                                            --------
              MUNICIPAL BONDS AND NOTES (CONTINUED)
              FLORIDA (CONTINUED)
$1,500,000    Hillsborough County, Florida, Industrial Development Authority, Pollution
                Control Revenue, (Tampa Electric Company, Gannon),
                3.650% due 5/15/18+++                                                              $ 1,500,000
 1,200,000    Jacksonville, Florida, Health Facilities Authority, Hospital Revenue,
                (Baptist Medical Center Project), (MBIA Insured),
                3.650% due 6/1/08+                                                                   1,200,000
 4,800,000    Okeechobee County, Florida, Solid Waste Revenue, (Chambers Waste Systems
                of Florida), (Morgan Guaranty Trust Company, LOC),
                3.800% due 3/1/06+++                                                                 4,800,000
 1,500,000    Orange County, Florida, Health Facilities Authority Revenue, Municipal
                Securities Treasury Receipts, Series SAK-11,
                (Credit Suisse, New York, LOC),
                3.800% due 6/7/05+++                                                                 1,500,000
 1,000,000    Orange County, Florida, Housing Finance Authority, Single-family Mortgage
                Revenue, Series B, (FNMA, GNMA Collateral),
                3.650% due 4/1/29++                                                                  1,000,000
 2,400,000    St. John's County, Florida, Industrial Development Authority Revenue,
                (Kredietbank, LOC),
                3.800% due 12/1/16+++                                                                2,400,000
                                                                                                   -----------
                                                                                                    14,400,000
                                                                                                   -----------
              GEORGIA -- 2.6%
 1,500,000    Bowdon, Georgia, Development Authority Industrial Revenue, (Trintex
                Corporation Project), (First Union National Bank, LOC),
                3.900% due 5/1/06+++                                                                 1,500,000
 1,000,000    Elbert County, Georgia, Development Authority, Industrial Revenue, (Seaboard
                Farms), (Bank of New York, LOC),
                3.650% due 7/1/05+++                                                                 1,000,000
 2,600,000    Savannah, Georgia, Economic Development Authority, (Home Depot Inc. Project),
                Series A, (Home Depot Inc., GTC),
                3.800% due 8/1/25+++                                                                 2,600,000
                                                                                                   -----------
                                                                                                     5,100,000
                                                                                                   -----------
              HAWAII -- 1.3%
 2,600,000    Secondary Market Services Corporation, Hawaii Student Loan Revenue, Senior
                Series II, (National Westminster Bank, LOC),
                3.650% due 9/1/10+++                                                                 2,600,000
                                                                                                   -----------
              ILLINOIS -- 1.3%
   900,000    Illinois Development Finance Authority, Industrial Revenue, (Bimba
                Manufacturing Company Project), (Harris Trust & Savings Bank, LOC),
                3.750% due 5/1/16+++                                                                   900,000

                       See Notes to Financial Statements

                                       21



LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1996 (UNAUDITED)


                        MUNICIPAL MONEY MARKET FUND

   FACE                                                                                                 VALUE
   VALUE                                                                                              (NOTE 1)
  -------                                                                                             --------
              MUNICIPAL BONDS AND NOTES (CONTINUED)
              ILLINOIS (CONTINUED)
$  700,000    Illinois Student Assistance Commission, Student Loan Revenue, Series A, (Bank
                of America, LOC),
                3.750% due 3/1/16+++                                                                $  700,000
   700,000    Southwestern, Illinois, Development Authority, Industrial Revenue, (Robinson
                Steel Company Inc. Project),
                3.800% due 12/1/06+++                                                                  700,000
   250,000    Will and Kendall Counties, Illinois, Community Consolidated School District,
                (AMBAC Insured),
                5.500% due 1/1/97                                                                      252,235
                                                                                                   -----------
                                                                                                     2,552,235
                                                                                                   -----------
              INDIANA -- 1.9%
              Indiana Secondary Market, Educational Loans, (AMBAC Insured):

 1,000,000     Education Loan Revenue, Series B,
                3.650% due 12/1/14+++                                                                1,000,000

   800,000     Student Loan Revenue, Series B,
                3.650% due 12/1/13+++                                                                  800,000
              Indiana State, Employment Development Revenue:

   400,000     (Double Eagle Industries Inc. Project),
                3.950% due 1/1/13 +++                                                                  400,000

150,000     (Mobel Project), (Credit Commerciale de France, LOC),
                3.950% due 1/1/14 +++                                                                  150,000

 1,300,000     (Shadeland Ventures Project), (Credit Commerciale de France, LOC),
                3.950% due 1/1/14 +++                                                                1,300,000
                                                                                                   -----------
                                                                                                     3,650,000
                                                                                                   -----------
              IOWA -- 2.5%
 5,000,000    Iowa Finance Authority, Solid Waste Disposal Revenue, (Cedar River Paper
                Company Project), Series A, (Swiss Bank, LOC),
                3.800% due 7/1/23+                                                                   5,000,000
                                                                                                   -----------
              KENTUCKY -- 2.9%
 2,000,000    Kentucky Housing Corporation, Housing Revenue, Series C,
                3.700% due 7/1/28++                                                                  2,000,000
 3,600,000    Mayfield, Kentucky, Industrial Development Revenue, (Seaboard Farms of
                Kentucky, Inc.), (Bank of New York, LOC),
                3.800% due 8/1/19+++                                                                 3,600,000
                                                                                                   -----------
                                                                                                     5,600,000
                                                                                                   -----------
              LOUISIANA -- 1.0%
 2,000,000    Louisiana Public Facilities Authority Revenue, Student Loan Authority, Series
                A-2,
                5.300% due 9/1/96                                                                    2,002,924
                                                                                                   -----------

                       See Notes to Financial Statements

                                       22



LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1996 (UNAUDITED)


                        MUNICIPAL MONEY MARKET FUND


   FACE                                                                                                VALUE
   VALUE                                                                                              (NOTE 1)
  ------                                                                                              --------
              MUNICIPAL BONDS AND NOTES (CONTINUED)
              MAINE -- 3.1%
$  580,000    Ellsworth, Maine, General Obligation, (MBIA Insured),
                4.750% due 11/1/96                                                                 $   581,491
   485,000    Lewiston, Maine, General Obligation, Series A, (FSA Insured),
                6.000% due 3/1/97                                                                      492,230
 5,000,000    Maine Public Utilities Financing Bank, Public Utilities Revenue, (Maine Public
                Service Company Project), (Bank of New York, LOC),
                3.850% due 4/1/21+++                                                                 5,000,000
                                                                                                   -----------
                                                                                                     6,073,721
                                                                                                   -----------
              MARYLAND -- 4.6%
 1,500,000    Carroll County, Maryland, Economic Development Revenue, (Evapco Inc. Project),
                Series B, (NationsBank of Maryland, LOC),
                3.800% due 1/1/11+++                                                                 1,500,000
              Maryland State, Community Development Administration,
                Department of Housing and Community Development:

 2,850,000     Multi-family Harbor City Program, Series C,
                4.000% due 6/1/20+++                                                                 2,850,000

 1,500,000     Single-family Program, Series 2,
                3.550% due 4/1/26++                                                                  1,500,000
 3,050,000    Montgomery County, Maryland, Housing Opportunity Commission,
                Multi-family Housing Revenue, Series B,
                3.900% due 11/14/96                                                                  3,050,000
                                                                                                   -----------
                                                                                                     8,900,000
                                                                                                   -----------
              MASSACHUSETTS -- 3.1%
   670,000    Marblehead, Massachusetts, General Obligation Bond,
                4.250% due 2/1/97                                                                      672,786
   790,000    Massachusetts Educational Financing Authority, Education Loan Revenue, Issue
                D, Series A, (MBIA Insured),
                6.250% due 1/1/97                                                                      797,361
 1,500,000    Massachusetts State, Housing Finance Agency, Housing Revenue,
                Series A, (MBIA Insured),
                3.950% due 12/1/96                                                                   1,501,929
 1,100,000    New Bedford, Massachusetts, Revenue Anticipation Notes,
                (Fleet National Bank, BPA),
                4.500% due 6/30/97                                                                   1,105,302
              Springfield, Massachusetts, Bond Anticipation Notes,
                (Fleet National Bank, BPA):

 1,000,000     4.500% due 6/27/97                                                                    1,004,343

 1,000,000     4.600% due 7/11/97                                                                    1,004,527
                                                                                                   -----------
                                                                                                     6,086,248
                                                                                                   -----------

                       See Notes to Financial Statements.

                                       23



LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1996 (UNAUDITED)


                        MUNICIPAL MONEY MARKET FUND

   FACE                                                                                                VALUE
   VALUE                                                                                              (NOTE 1)
  ------                                                                                              --------
              MUNICIAL BONDS AND NOTES-(CONTINUED)
              MICHIGAN -- 0.2%
$  400,000    Grand Rapids, Michigan, Water Supply Revenue,
                (Societe Generale, LOC),
                3.450% due 1/1/20+++                                                               $   400,000
                                                                                                    ----------
              MISSISSIPPI -- 4.3%
 1,276,000    Greenville, Mississippi, Industrial Development Revenue, (Mebane Parking
                Corporation Project), (First Union National Bank, LOC),
                3.900% due 7/1/99+++                                                                 1,276,000
              Mississippi Business Financial Corporation, Industrial Development Authority
                Revenue:

   300,000     (Air Cruisers Project), Series C,
                3.850% due 10/1/04+++                                                                  300,000

 1,500,000     (Mississippi Banking Company Project), (First National Bank of Maryland,
                LOC),
                3.850% due 8/1/15 +++                                                                1,500,000

 5,400,000     (Schuller International Inc. Project), (Bank of New York, LOC),
                3.850% due 8/1/07 +++                                                                5,400,000
                                                                                                   -----------
                                                                                                     8,476,000
                                                                                                   -----------
              NEVADA -- 0.6%
   370,000    Nevada State, General Obligation Revenue Bond,
                8.500% due 12/1/96                                                                     376,005
   700,000    Nevada State Department, Commercial Industrial Development Revenue, (Kinplex
                Project), Series A, (Credit Commerciale de France, LOC),
                3.850% due 1/1/09 +++                                                                  700,000
                                                                                                   -----------
                                                                                                     1,076,005
                                                                                                   -----------
              NEW HAMPSHIRE -- 0.5%
 1,000,000    New Hampshire State Housing Finance Authority, Single-family Revenue, Mortgage
                Acquisition, Series A,
                3.650% due 7/1/26++                                                                  1,000,000
                                                                                                   -----------
              NEW JERSEY -- 1.9%
              New Jersey Economic Development Authority Revenue,
                (Wearbest Sil-Tex Mills Project), (Bank of New York, LOC):

    20,000     Series A,
                3.900% due 7/1/15+++                                                                    20,000

   780,000     Series B,
                3.900% due 7/1/01+++                                                                   780,000
 3,000,000    New Jersey State, Housing and Mortgage Finance Agency, Long Option Period,
                Series D-34, (MBIA Insured), (Citibank, BPA),
                3.500% due 10/1/19 ++                                                                3,000,000
                                                                                                   -----------
                                                                                                     3,800,000
                                                                                                   -----------

                       See Notes to Financial Statements.

                                       24




LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1996 (UNAUDITED)


                      MUNICIPAL MONEY MARKET FUND


   FACE                                                                                                VALUE
   VALUE                                                                                              (NOTE 1)
  ------                                                                                              --------
MUNICIPAL BONDS AND NOTES (CONTINUED)
              NEW MEXICO -- 2.1%
              New Mexico Educational Assistance Foundation, Student Loan Revenue:
$1,955,000     Series A, (AMBAC Insured), (Guaranteed Student Loans),
                6.050% due 4/1/97                                                                  $ 1,980,876

 1,000,000     Series 1-A, (Guaranteed Student Loans),
                5.100% due 12/1/96                                                                   1,004,374
 1,200,000    Santa Fe, New Mexico, Single-family Mortgage Revenue,
                (FNMA, GNMA Collateral),
                4.000% due 11/1/28++                                                                 1,200,000
                                                                                                   -----------
                                                                                                     4,185,250
                                                                                                   -----------
              NEW YORK -- 3.2%
 2,000,000    Nassau County, New York, Revenue Anticipation Notes,
                General Obligation, Series A,
                3.500% due 3/5/97                                                                    2,001,716
              New York, New York, General Obligation, (Chemical Bank, LOC):

 2,000,000     3.700% due 8/1/22+++                                                                  2,000,000

 1,200,000     3.700% due 8/1/23+++                                                                  1,200,000
 1,000,000    New York State Job Development Authority, Series C-1,
                (Sumitomo Bank, LOC),
                3.700% due 3/1/00+++                                                                 1,000,000
                                                                                                   -----------
                                                                                                     6,201,716
                                                                                                   -----------
              NORTH DAKOTA -- 0.8%
 1,500,000    North Dakota State Housing Finance Agency, Home Mortgage Revenue, Series
                C,
                3.850% due 4/3/97                                                                    1,500,000
              OHIO -- 3.1%                                                                         -----------
 2,000,000    Brookville, Ohio, Industrial Development Revenue, (Green Tokai Company
                Project), (Tokai Bank, LOC),
                3.850% due 4/1/98+++                                                                 2,000,000
 1,000,000    Cincinnati, Ohio, Student Loan Funding Corporation, Student Loan Revenue,
                Series C,
                5.250% due 7/1/97                                                                    1,010,188
 3,005,000    Ohio Housing Finance Agency, Single-family Mortgage Revenue, Long Option
                Period, Series A-17,
                3.400% due 2/1/16++                                                                  3,005,000
                                                                                                   -----------
                                                                                                     6,015,188
                                                                                                   -----------
              OREGON -- 2.9%
 3,900,000    Metropolitan Service, Oregon, Waste Disposal Revenue, (Riedel Oregon Compost
                Company Project), Series A, (U.S. National Bank, LOC),
                3.850% due 7/1/11 +++                                                                3,900,000


                       See Notes to Financial Statements

                                       25




LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1996 (UNAUDITED)


                        MUNICIPAL MONEY MARKET FUND



   FACE                                                                                                 VALUE
   VALUE                                                                                               (NOTE 1)
  ------                                                                                               --------
              MUNICIPLE BONDS AND NOTES (CONTINUED)
              OREGON (CONTINUED)
              Oregon State Economic Development Commission Revenue,
                (First Interstate Bank of Oregon, LOC):

$  990,000     Series B,
                4.050% due 7/1/03+++                                                               $   990,000

   805,000     Series C,
                4.050% due 7/1/03+++                                                                   805,000
                                                                                                   -----------
                                                                                                     5,695,000
                                                                                                   -----------
              PENNSYLVANIA -- 7.2%
              Allegheny County, Pennsylvania, Development Authority, Hospital Revenue:

 2,500,000     Presbyterian Health Center, Series A,
                3.500% due 3/1/20+                                                                   2,500,000

 3,700,000     Presbyterian Health Center, Series B, (MBIA Insured),
                3.500% due 3/1/20+                                                                   3,700,000
 3,665,000    Pennsylvania State, Certificates of Participation, Municipal Securities
                Treasury Receipts, Series SAK-9, (AMBAC Insured), (Credit Suisse, NY, LOC),
                3.800% due 8/20/99+++                                                                3,665,000
   100,000    Pennsylvania State, Higher Education Assistance Agency, Student Loan Revenue,
                Series A, (SLMA, LOC),
                3.650% due 1/1/18+++                                                                   100,000
 2,000,000    Philadelphia, Pennsylvania, School District,
                Tax and Revenue Anticipation Notes,
                4.500% due 6/30/97                                                                   2,008,784
 2,000,000    Philadelphia, Pennsylvania, Tax and Revenue Anticipation Notes,
                General Obligation, Series A,
                4.500% due 6/30/97                                                                   2,009,640
                                                                                                   -----------
                                                                                                    13,983,424
                                                                                                   -----------
              SOUTH CAROLINA -- 4.4%
              South Carolina Jobs and Economic Development Authority:

               Economic Development Revenue:

   600,000     4.650% due 12/1/06+++                                                                   600,000

   400,000     (Kent Manufacturing Project), Series A,
                (Credit Commerciale de France, LOC),
                3.850% due 4/8/99+++                                                                   400,000

 1,200,000     (Old Claussens Project), (Bank of Tokyo, Ltd., LOC),
                4.650% due 12/1/06+++                                                                1,200,000

 1,255,000     (Osmose Wood Preserving Project), Series B,
                3.850% due 12/1/04+++                                                                1,255,000

   250,000     (Regal-Beloit Corporation Project), Series A,
                (Credit Commerciale de France, LOC),
                3.850% due 5/1/01+++                                                                   250,000

                       See Notes to Financial Statements.

                                       26



LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1996 (UNAUDITED)

                       MUNICIPAL MONEY MARKET FUND

   FACE                                                                                               VALUE
   VALUE                                                                                             (NOTE 1)
  ------                                                                                             --------
              MUNICIPAL BONDS AND NOTES (CONTINUED)
              South Carolina (CONTINUED)
              South Carolina Jobs and Economic Development Authority (continued):
               Economic Development Revenue (continued):
$  700,000     (Rice Street Association Project), (Bank of Tokyo, Ltd., LOC),
                4.650% due 12/1/07+++                                                               $  700,000
   400,000     (Seacord Corporation/John O. Cram Project), Series B,
                (Credit Commerciale de France, LOC),
                3.950% due 9/1/03+++                                                                   400,000
               Hospital Facilities Revenue:
 1,600,000     (Chambers Oakridge Landfill), (Morgan Guaranty Trust
                Company, LOC),
                3.800% due 12/1/01+++                                                                1,600,000
    50,000     (Edens 321 Partnership), (South Carolina National Bank, LOC),
                3.950% due 2/1/08+++                                                                    50,000
   800,000     (Jewish Community Center), (Bank of Tokyo, LOC),
                3.850% due 12/1/99+++                                                                  800,000
              South Carolina, Student Loan Educational Assistance Authority Revenue:

   250,000     6.800% due 9/1/96                                                                       250,565

 1,000,000     6.900% due 9/1/96                                                                     1,002,639
                                                                                                   -----------
                                                                                                     8,508,204
                                                                                                   -----------
             TENNESSEE -- 9.8%

1,900,000    Collierville, Tennessee, Industrial Development Board, Industrial Revenue,
                (ARCO Inc. Project), (Harris Trust and Savings Bank, LOC),
                3.750% due 4/1/09+++                                                                 1,900,000
 2,400,000    Franklin County, Tennessee, Development Board, Industrial Revenue, (Franklin
                Industries Inc. Project), (NationsBank Trust, LOC),
                3.850% due 12/1/08+++                                                                2,400,000
 5,200,000    McKenzie, Tennessee, Industrial Development Board, Industrial Revenue, (Noma
                Outdoor Products Inc. Project),
                3.800% due 2/1/01+++                                                                 5,200,000
 5,500,000    Metropolitan Government, Nashville and Davidson Counties, Tennessee, Series
                SGA-11,
                3.750% due 5/15/21+++                                                                5,500,000
   500,000    Metropolitan Nashville Apartment Authority, Tennessee, (FGIC Insured),
                4.800% due 7/1/97                                                                      503,326
 1,700,000    Monroe County, Tennessee, Industrial Development Board, Industrial Revenue,
                (American Transit Corporation Project),
                3.800% due 8/1/06+++                                                                 1,700,000
 2,000,000    Oak Ridge, Tennessee, Industrial Development Board, Solid Waste Revenue,
                (Sun Trust Bank of Atlanta, LOC),
                3.800% due 1/1/06+++                                                                 2,000,000
                                                                                                   -----------
                                                                                                    19,203,326
                                                                                                   -----------

                       See Notes to Financial Statements.

                                       27



LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1996 (UNAUDITED)

                        MUNICIPAL MONEY MARKET FUND


   FACE                                                                                              VALUE
   VALUE                                                                                            (NOTE 1)
  ------                                                                                            --------
              MUNICIPAL BONDS AND NOTES (CONTINUED)
              TEXAS -- 7.1%
$  225,000    Llano, Texas, Independent School District, General Obligation,
              (MBIA Insured),
              6.300% due 8/1/96                                                                    $   225,000
 1,630,000    Mesquite, Texas, Housing Finance Corporation, Single-family Mortgage Revenue,
              Series A,
              3.700% due 1/1/15++                                                                    1,630,000
   500,000    Panhandle Plains, Texas, Higher Education Authority Inc., Student Loan Revenue,
              Series A, (SLMA, LOC),
              3.650% due 6/1/23+++                                                                     500,000
 2,775,000    Tarrant County, Texas, Housing Finance Corporation, Housing Revenue,
              3.700% due 7/1/12++                                                                    2,775,000
 5,000,000    Texas State, Tax and Revenue Anticipation Notes, Series A,
              4.750% due 8/30/96                                                                     5,005,175
 3,300,000    Texas State, Veterans Housing Assistance Fund II, Series E,
              3.900% due 12/1/26++                                                                   3,300,000
   400,000    Travis County, Texas, Housing Finance Corporation, Multi-family Housing
              Revenue, (Primecrest Limited Project), Series B,
              (Bank of America, LOC),
              3.750% due 3/1/20+++                                                                     400,000
                                                                                                   -----------
                                                                                                    13,835,175
                                                                                                   -----------
              UTAH -- 0.8%
 1,535,000    Utah School District Finance Cooperative Revenue,
              8.375% due 2/15/10++                                                                   1,574,009
                                                                                                   -----------
              VERMONT -- 2.1%
 1,900,000    Burlington, Vermont, Industrial Development Authority,
              (Bank of New York, LOC),
              3.450% due 12/1/11+++                                                                  1,900,000
 2,300,000    Vermont Industrial Development Authority, Industrial Revenue, (Burlington
              Properties Project),
              3.800% due 11/1/11+++                                                                  2,300,000
                                                                                                   -----------
                                                                                                     4,200,000
                                                                                                   -----------
              VIRGINIA -- 0.3%
   500,000    Fairfax County, General Obligation, Series C,
              4.700% due 10/1/96                                                                       500,974
                                                                                                   -----------
              WASHINGTON -- 1.2%
 2,250,000    Washington State, Housing Finance Commission, Single-family Program, Series
              1A-S, (FGIC Insured),
              3.800% due 12/1/28++                                                                   2,250,000
                                                                                                   -----------

                       See Notes to Financial Statements.

                                       28




LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1996 (UNAUDITED)

                      MUNICIPAL MONEY MARKET FUND


   FACE                                                                                               VALUE
   VALUE                                                                                             (NOTE 1)
  ------                                                                                             --------
              MUNICIPAL BONDS AND NOTES (CONTINUED)
              WEST VIRGINIA -- 0.1%
$  200,000    West Virginia State, Housing Development, Housing Revenue, Series A,
              7.000% due 11/1/96                                                                   $   201,518
                                                                                                   -----------
              WISCONSIN -- 2.6%
 5,000,000    West Milwaukee, Wisconsin, West Allis School District, Tax and Revenue
              Anticipation Promissory Notes,
              4.500% due 8/21/96                                                                     5,001,451
                                                                                                   -----------
              WYOMING -- 1.0%
 2,000,000    Uinta County, Wyoming, Pollution Control Revenue,
              (Chevron U.S.A. Inc., Project), (Chevron Corporation, GTC),
              3.800% due 6/15/97++                                                                   2,000,000
                                                                                                   -----------

TOTAL INVESTMENTS (COST $194,205,601*)                                                   99.4%     194,205,601
OTHER ASSETS AND LIABILITIES (NET)                                                        0.6        1,152,600
                                                                                        -----      -----------
NET ASSETS                                                                              100.0%    $195,358,201
                                                                                        =====      ===========

--------------------
  * Aggregate cost for Federal tax purposes.
  + Variable rate demand notes are payable upon not more than one business day's notice.
    The interest rate shown reflects the rate currently in effect.
 ++ Put bonds and notes have demand features which mature within one year.
    The interest rate shown reflects the rate currently in effect.
+++ Variable rate demand notes are payable upon not more than seven business days' notice.
    The interest rate shown reflects the rate currently in effect.

  AMBAC         -- American Municipal Bond Assurance Corporation
  BPA           -- Instruments supported by bond purchase agreements
  FGIC          -- Federal Guaranty Insurance Corporation
  FNMA          -- Federal National Mortgage Association
  FSA           -- Financial Security Assurance
  GNMA          -- Government National Mortgage Association
  GTC           -- Instruments guaranteed by corporation
  LOC           -- Instruments supported by bank letter of credit
  MBIA          -- Municipal Bond Investors Assurance
  SLMA          -- Student Loan Marketing Association


                       See Notes to Financial Statements

                                       29



LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 1996 (UNAUDITED)

                        MUNICIPAL MONEY MARKET FUND

NOTE:

Approximately 61.8% of the municipal bonds and notes held by the Fund have credit enhancement features backing them. Such features may have been considered by the rating agency in rating these securities.

              SUMMARY OF MUNICIPAL BONDS BY COMBINED RATINGS#


                                                                        PERCENT
   MOODY'S                        STANDARD & POOR'S                     OF VALUE
   -------                        -----------------                     --------


     Aaa                                         AAA                      12.1%
 Aa, Aa2, Aa3                                 AA/AA+                       4.5
MIG1/VMIG1/P-1                   A-1/A-1+/SP-1/SP-1+                      70.0
      NR                                          NR                      13.4
                                                                         -----
                                                                         100.0%
                                                                         =====

    # Bonds are not necessarily rated the same by both services.




                       See Notes to Financial Statements

                                       30




                      [This Page Intentionally Left Blank]




                                       31




LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 1996 (UNAUDITED)


                                                                                        GOVERNMENT
                                                           PRIME         PRIME VALUE    OBLIGATIONS
                                                        MONEY MARKET    MONEY MARKET   MONEY MARKET
                                                            FUND            FUND           FUND
                                                       --------------   ------------   ------------
ASSETS:
Investments, at value
 See accompanying schedules:
   Securities                                          $1,479,224,049   $612,845,032    $49,119,214
   Repurchase agreements                                  798,035,000     84,505,000     12,423,000
                                                       --------------   ------------   ------------
Total investments                                       2,277,259,049    697,350,032     61,542,214
Cash                                                              510            294            284
Receivable from Investment Adviser (Note 2)                  --              --             --
Interest receivable                                        13,479,563      9,641,897        192,763
Unamortized organization costs (Note 5)                        18,298         18,298         18,326
                                                       --------------   ------------   ------------
  Total Assets                                          2,290,757,420    707,010,521     61,753,587
                                                       --------------   ------------   ------------
LIABILITIES:
Investment Advisory fee payable (Note 2)                      721,273        288,794         12,161
Administration fee payable (Note 2)                            68,982         27,428          2,188
Service fee payable (Note 3)                                   71,692          2,935          2,108
Transfer Agent fees payable                                    42,260         17,470          1,270
Custodian fees payable (Note 2)                                45,365         33,010         11,845
Registration and filing fees payable                           20,331         19,133         19,133
Accrued Trustees' fees and expenses (Note 2)                    5,370          2,550            145
Dividends payable                                           4,641,291      1,802,575        270,888
Payable for Fund shares redeemed                             --              --               3,784
Accrued expenses and other payables                           146,340         68,755          4,270
                                                       --------------   ------------   ------------
 Total Liabilities                                          5,762,904      2,262,650        327,792
                                                       --------------   ------------   ------------
NET ASSETS                                            $ 2,284,994,516  $ 704,747,871   $ 61,425,795
                                                       ==============   ============   ============
Investments, at cost (Note 1)                         $ 2,277,259,049  $ 697,350,032   $ 61,542,214
                                                       ==============   ============   ============




                       See Notes to Financial Statements

                                       32



                     TREASURY
     CASH          INSTRUMENTS         TAX-FREE             MUNICIPAL
  MANAGEMENT       MONEY MARKET      MONEY MARKET         MONEY MARKET
     FUND            FUND II             FUND                 FUND
  ---------        ------------      ------------         ------------



  $1,000,000          $ 74,487,060      $113,021,233       $194,205,601
          --            55,109,000           --                 --
------------          ------------      ------------       ------------
   1,000,000           129,596,060       113,021,233        194,205,601
      45,935                   985         1,060,278             40,070
       4,098               --                --                 --
      19,250                11,657           795,149          1,542,746
      18,326                18,298            18,326             18,326
------------          ------------      ------------       ------------
   1,087,609           129,627,000       114,894,986        195,806,743
------------          ------------      ------------       ------------

     --                      6,143            14,057             26,627
          35                 3,636             3,187              5,030
     --                      4,194           --                     670
          25                 2,175             1,800              2,865
      16,620                18,538            21,470             12,700
      24,158                19,133            19,133             19,133
           5                    18               190                260
       4,713               102,194           139,140            374,306
     --                    --                --                 --
       1,943                10,650             5,015              6,951
  ----------          ------------      ------------       ------------
      47,499               166,681           203,992            448,542
  ----------          ------------      ------------       ------------
 $ 1,040,110         $ 129,460,319     $ 114,690,994      $ 195,358,201
  ==========          ============      ============       ============
 $ 1,000,000         $ 129,596,060     $ 113,021,233      $ 194,205,601
  ==========          ============      ============       ============



                        See Notes to Financial Statements

                                       33




LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JULY 31, 1996 (UNAUDITED)


                                                                                        GOVERNMENT
                                                           PRIME         PRIME VALUE    OBLIGATIONS
                                                        MONEY MARKET    MONEY MARKET   MONEY MARKET
                                                            FUND            FUND           FUND
                                                        -----------     ------------   ------------
NET ASSETS consist of:
Undistributed net investment income                      $       19,757   $      1,576   $      1,817
Accumulated net realized loss on investments sold              (500,890)      (879,895)        (4,414)
Par value                                                     2,285,476        705,626         61,428
Paid-in capital in excess of par value                    2,283,190,173    704,920,564     61,366,964
                                                         --------------  -------------   ------------
                                                         $2,284,994,516   $704,747,871    $61,425,795
                                                         ==============   ============    ===========
NET ASSETS:
 Class A                                                 $1,964,272,037   $690,953,510    $52,938,349
                                                         ==============   ============    ===========
 Class B                                                 $  298,777,662   $ 13,794,161    $ 6,745,595
                                                         ==============   ============    ===========
 Class C                                                 $   16,581,279   $        100    $ 1,741,751
                                                         ==============   ============    ===========
 Class E                                                 $    5,363,538   $        100    $       100
                                                         ==============   ============    ===========
SHARES OUTSTANDING:
 Class A                                                  1,964,717,743    691,819,489     52,939,627
                                                         ==============   ============    ===========
 Class B                                                    298,810,859     13,806,501      6,746,915
                                                         ==============   ============    ===========
 Class C                                                     16,582,887            100      1,741,750
                                                         ==============   ============    ===========
 Class E                                                      5,364,160            100            100
                                                         ==============   ============    ===========
CLASS A SHARES:
Net asset value, offering and redemption
 price per share                                                  $1.00          $1.00          $1.00
                                                         ==============   ============    ===========
CLASS B SHARES:
Net asset value, offering and redemption
 price per share                                                  $1.00          $1.00          $1.00
                                                         ==============   ============    ===========
CLASS C SHARES:
Net asset value, offering and redemption
 price per share                                                  $1.00          $1.00          $1.00
                                                         ==============   ============    ===========
CLASS E SHARES:
Net asset value, offering and redemption
 price per share                                                  $1.00          $1.00          $1.00
                                                         ==============   ============    ===========


                       See Notes to Financial Statements.

                                       34



                          TREASURY
     CASH               INSTRUMENTS             TAX-FREE             MUNICIPAL
  MANAGEMENT            MONEY MARKET          MONEY MARKET          MONEY MARKET
     FUND                 FUND II                 FUND                  FUND
  ----------            ------------          ------------          ------------

$       10             $     --              $      4,796         $      24,329
     --                        (202)               (7,834)              (26,703)
     1,040                  129,461               114,694               195,361
 1,039,060              129,331,060           114,579,338           195,165,214
----------             ------------          ------------         -------------
$1,040,110             $129,460,319          $114,690,994         $ 195,358,201
==========             ============          ============         =============

 1,040,110             $111,066,603          $114,690,694         $ 193,476,364
==========             ============          ============         =============
     N/A               $ 18,393,500          $        100         $         100
                       ============          ============         =============
     N/A               $        116          $        100         $   1,881,637
                       ============          ============         =============
     N/A               $        100          $        100         $         100
                       ============          ============         =============


 1,040,100              111,066,786           114,693,732           193,478,854
==========             ============          ============         =============
     N/A                 18,393,529                   100                   100
                       ============          ============         =============
     N/A                        116                   100             1,881,521
                       ============          ============         =============
     N/A                        100                   100                   100
                       ============          ============         =============

    $1.00                     $1.00                 $1.00                 $1.00
==========             ============          ============         =============


     N/A                      $1.00                 $1.00                 $1.00
                       ============          ============         =============


     N/A                      $1.00                 $1.00                 $1.00
                       ============          ============         =============


     N/A                      $1.00                 $1.00                 $1.00
                       ============          ============         =============



                       See Notes to Financial Statements.

                                       35



LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JULY 31, 1996 (UNAUDITED)


                                                                                      GOVERNMENT
                                                         PRIME         PRIME VALUE    OBLIGATIONS
                                                      MONEY MARKET    MONEY MARKET   MONEY MARKET
                                                          FUND            FUND           FUND
                                                      ------------    ------------   ------------
INVESTMENT INCOME:
Interest                                               $91,500,371    $43,592,723     $2,447,586
                                                       -----------    -----------     ----------
EXPENSES:
Investment Advisory fee (Note 2)                         3,370,421      1,597,566         90,612
Administration fee (Note 2)                              1,685,211        798,783         45,306
Service fee (Note 3):
 Class B                                                   335,213         24,604         18,080
 Class C                                                    24,339         --              3,043
 Class E                                                    11,125         --             --
Transfer Agent fees (Note 2)                               --              --              7,306
Custodian fees (Note 2)                                    231,149        116,016         15,099
Trustees' fees and expenses (Note 2)                        32,567         15,788            821
Amortization of organization costs (Note 5)                  6,096          6,096          6,108
Other                                                      176,900          1,052          3,079
Fees waived by Investment Adviser, Administrator
  and Custodian and/or expenses reimbursed by
  Investment Adviser (Note 2)                           (2,467,913)    (1,167,345)       (86,686)
                                                       -----------    -----------     ----------
 Total expenses                                          3,405,108      1,392,560        102,768
                                                       -----------    -----------     ----------
NET INVESTMENT INCOME                                   88,095,263     42,200,163      2,344,818
                                                       -----------    -----------     ----------
NET REALIZED GAIN/(LOSS) ON INVESTMENTS
  (Note 1)                                                (323,088)      (638,893)       --
                                                       -----------    -----------     ----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                            $87,772,175    $41,561,270     $2,344,818
                                                       ===========    ===========     ==========


                       See Notes to Financial Statements.

                                       36


                          TREASURY
     CASH               INSTRUMENTS             TAX-FREE             MUNICIPAL
  MANAGEMENT            MONEY MARKET          MONEY MARKET          MONEY MARKET
     FUND                 FUND II                 FUND                  FUND
  ----------            -----------           ------------          ------------

$66,007                  $5,231,959           $2,101,283             $2,986,101
-------                  ----------           ----------             ----------

  2,380                     199,292              118,185                163,289
  1,190                      99,646               59,092                 81,645

   --                        43,963                --                    --
   --                        24,065                --                     2,963
   --                        --                    --                    --
   --                        15,783                9,405                 12,973
    440                      24,111               26,388                 30,199
     84                       1,667                1,005                  1,144
  6,108                       6,096                6,108                  6,108
   --                        28,043                4,077                  5,083

 (5,549)                   (195,089)            (117,889)              (153,472)
-------                  ----------           ----------             ----------
  4,653                     247,577              106,371                149,932
-------                  ----------           ----------             ----------
 61,354                   4,984,382            1,994,912              2,836,169
-------                  ----------           ----------             ----------

   --                           602               (7,504)               (26,703)
-------                  ----------           ----------             ----------

$61,354                  $4,984,984           $1,987,408             $2,809,466
=======                  ==========           ==========             ==========

                       See Notes to Financial Statements.

                                       37



LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JULY 31, 1996 (UNAUDITED)


                                                                                              GOVERNMENT
                                                            PRIME          PRIME VALUE       OBLIGATIONS
                                                        MONEY MARKET       MONEY MARKET      MONEY MARKET
                                                            FUND               FUND              FUND
                                                        ------------       ------------      ------------
Net investment income                                   $   88,095,263    $   42,200,163     $   2,344,818
Net realized gain/(loss) on investments sold
  during the period                                           (323,088)         (638,893)         --
                                                        --------------    --------------     -------------
Net increase in net assets resulting from
  operations                                                87,772,175        41,561,270         2,344,818
Distributions to shareholders from net
  investment income:
 Class A                                                   (80,692,233)      (41,706,247)       (1,942,375)
 Class B                                                    (6,686,372)         (493,916)         (359,956)
 Class C                                                      (339,679)        --                  (42,485)
 Class E                                                      (376,979)        --                       (2)
Net increase/(decrease) in net assets from share
  transactions (Note 4):
 Class A                                                (1,954,611,944)    (2,062,806,751)     (72,451,950)
 Class B                                                   (25,676,621)        (6,568,913)      (7,912,934)
 Class C                                                     3,327,449         --                 (964,715)
 Class E                                                    (6,447,744)        --                 --
                                                        --------------     --------------     ------------
Net increase/(decrease) in net assets                   (1,983,731,948)    (2,070,014,557)     (81,329,599)
NET ASSETS:
Beginning of period                                      4,268,726,464      2,774,762,428      142,755,394
                                                        --------------    ---------------     ------------
End of period                                          $ 2,284,994,516    $     4,747,871     $ 61,425,795
                                                       ===============    ===============     ============
Undistributed net investment income at
  end of period                                        $        19,757    $         1,576     $      1,817
                                                       ===============    ===============     ============


                       See Notes to Financial Statements.

                                       38




                          TREASURY
     CASH               INSTRUMENTS             TAX-FREE             MUNICIPAL
  MANAGEMENT            MONEY MARKET          MONEY MARKET          MONEY MARKET
     FUND                 FUND II                 FUND                  FUND
  ----------            ------------          ------------          ------------
$   61,354             $   4,984,382         $  1,994,912          $  2,836,169

    --                           602               (7,504)              (26,703)
----------             -------------         ------------          -------------
    61,354                 4,984,984            1,987,408             2,809,466

   (61,354)               (3,811,146)          (1,994,910)           (2,809,923)
    --                      (848,484)                  (2)               --
    --                      (324,752)              --                   (26,246)
    --                        --                   --                    --

   (69,553)              (72,309,630)          25,314,693            58,382,640
    --                    (9,513,109)              --                    --
    --                   (24,501,233)              --                   (87,043)
    --                    --                       --                    --
----------             -------------         ------------          -------------
   (69,553)             (106,323,370)          25,307,189            58,268,894

 1,109,663               235,783,689           89,383,805           137,089,307
----------             -------------         ------------          -------------
$1,040,110             $ 129,460,319         $114,690,994          $195,358,201
==========             =============         ============          ============
$       10             $      --             $      4,796          $     24,329
==========             =============         ============          ============


                       See Notes to Financial Statements.

                                       39



LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED JANUARY 31, 1996


                                                                                            GOVERNMENT
                                                            PRIME          PRIME VALUE      OBLIGATIONS
                                                         MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                             FUND             FUND             FUND
                                                         ------------     ------------     ------------
Net investment income                                   $  261,679,856    $  171,047,983   $  5,051,901
Net realized gain/(loss) on investments sold
 during the year                                              (159,065)           85,517        --
                                                        --------------    --------------   ------------
Net increase in net assets resulting from operations       261,520,791       171,133,500      5,051,901
Distributions to shareholders from net investment
 income:
 Class A                                                  (238,538,736)     (169,378,776)    (4,398,709)
 Class B                                                   (21,823,102)       (1,669,207)      (591,902)
 Class C                                                      (649,583)         --              (60,017)
 Class E                                                      (668,435)         --               (1,273)
Distributions from net realized gains:
 Class A                                                       --               --              --
 Class C                                                       --               --              --
Net increase/(decrease) in net assets from share
  transactions (Note 4):
 Class A                                                 2,380,528,113     1,283,989,103     85,310,538
 Class B                                                   (18,185,110)       (1,367,826)     5,336,571
 Class C                                                     6,010,548          --            2,706,365
 Class E                                                     3,494,005          --              --
                                                        --------------    --------------   ------------
Net increase/(decrease) in net assets                    2,371,688,491     1,282,706,794     93,353,474
NET ASSETS:
Beginning of year                                        1,897,037,973     1,492,055,634     49,401,920
                                                        --------------    --------------   ------------
End of year                                             $4,268,726,464    $2,774,762,428   $142,755,394
                                                        ==============    ==============   ============
Undistributed net investment income at
  end of year                                           $       19,757    $        1,576   $      1,817
                                                        ==============    ==============   ============


                       See Notes to Financial Statements.

                                       40



                       TREASURY
     CASH             INSTRUMENTS         TAX-FREE           MUNICIPAL
  MANAGEMENT          MONEY MARKET       MONEY MARKET       MONEY MARKET
     FUND                FUND II             FUND               FUND
  ----------         ------------       ------------       ------------
$     164,575      $  23,125,866      $   2,933,272      $   6,815,881
         --                 (804)             1,988             30,323
-------------       ------------      -------------      -------------
      164,575         23,125,062          2,935,260          6,846,204

     (164,555)       (20,827,192)        (2,933,268)        (6,749,439)
           (5)        (1,678,955)               (4)               --
           (5)          (619,719)              --              (60,733)
         --                 --                 --                 --

          (10)              --                 --               (5,653)
         --                 --                 --                  (56)


   (3,630,447)      (185,419,998)        29,030,980         41,494,938
         (100)           664,998               --                 --
     (200,107)        24,501,249               --            1,968,464
         (100)              --                 --                 --
-------------       ------------      -------------      -------------
   (3,830,754)      (160,254,555)        29,032,968         43,493,725
    4,940,417        396,038,244         60,350,837         93,595,582
-------------       ------------      -------------      -------------
$   1,109,663      $ 235,783,689      $  89,383,805      $ 137,089,307
=============      =============      =============      =============
$          10      $        --        $       4,796      $      24,329
=============      =============      =============      =============



                       See Notes to Financial Statements.

                                       41







LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                          PRIME MONEY MARKET FUND


                                            SIX                                                        SIX
                                           MONTHS                                                     MONTHS
                                            ENDED           YEAR           YEAR          PERIOD        ENDED        YEAR
                                           7/31/96          ENDED          ENDED          ENDED       7/31/96       ENDED
                                         (UNAUDITED)       1/31/96        1/31/95       1/31/94*    (UNAUDITED)    1/31/96
                                         -----------       -------        -------       --------    -----------    -------
                                           CLASS A         CLASS A        CLASS A        CLASS A      CLASS B      CLASS B
                                         -----------       -------        -------       --------    -----------    -------

Net asset value, beginning of
  period                                  $     1.00    $      1.00    $      1.00    $      1.00    $    1.00    $    1.00
                                          ----------    -----------    -----------    -----------    ---------    ---------
Net investment income                         0.0260         0.0592         0.0442         0.0310       0.0248       0.0567
Dividends from net investment
  income                                     (0.0260)       (0.0592)       (0.0442)       (0.0310)     (0.0248)     (0.0567)
                                          ----------    -----------    -----------    -----------    ---------    ---------
Net asset value, end of period            $     1.00    $      1.00    $      1.00    $      1.00    $    1.00    $    1.00
                                          ==========    ===========    ===========    ===========    =========    =========
Total return++                                  2.64%          6.08%          4.52%          3.14%        2.51%        5.38%
                                          ==========    ===========    ===========    ===========    =========    =========
Ratios to average net assets/
  supplemental data:
  Net assets, end of period (in 000's)    $1,964,272    $ 3,919,186     $1,538,802     $2,866,353     $298,778     $324,474
  Ratio of net investment income to
   average net assets                          5.25%+          5.90%          4.30%          3.16%+       5.00%+       5.65%
  Ratio of operating expenses to
   average net assets                          0.18%+          0.17%          0.12%          0.11%+       0.43%+       0.42%
  Ratio of operating expenses to
   average net assets before fees
   waived by the Investment
   Adviser, Administrator,
   Custodian and/or Transfer Agent
   and/or expenses
   reimbursed by the Investment
   Adviser and Administrator                     0.33%+        0.25%          0.25%          0.33%+       0.58%+       0.50%
  Net investment income per share
   before waiver of fees by the
   Investment Adviser,
   Administrator, Custodian
   and/or Transfer Agent and/or
   expenses reimbursed by the
   Investment Adviser and
   Administrator                           $   0.0253    $   0.0583     $   0.0428     $   0.0289     $ 0.0241     $ 0.0558


-------------------
 * The Prime Money Market Fund Class A, Class B, Class C and Class E
   shares commenced operations on
   February 8, 1993, September 2, 1993, December 27, 1993, and October 6,
   1994, respectively.
** All shares offered to the public on December 27, 1993 were redeemed on
   December 28, 1993; therefore, total return deemed not to be meaningful.
 + Annualized.
++ Total return represents aggregate total return for the periods indicated.
# Total net assets for Class C Shares were $100 at January 31, 1994.



                       See Notes to FInancial Statements.

                                       42







                            SIX                                             SIX
                           MONTHS                                          MONTHS
   YEAR       PERIOD       ENDED         YEAR        YEAR      PERIOD       ENDED        YEAR      PERIOD
  ENDED        ENDED      7/31/96       ENDED       ENDED      ENDED       7/31/96      ENDED       ENDED
 1/31/95     1/31/94*   (UNAUDITED)    1/31/96     1/31/95    1/31/94*   (UNAUDITED)   1/31/96    1/31/95*
 -------     --------   -----------    -------     -------    --------   -----------   -------    --------
 CLASS B      CLASS B     CLASS C      CLASS C     CLASS C    CLASS C      CLASS E     CLASS E     CLASS E
 -------      -------     -------      -------     -------    -------      -------     -------     -------

$   1.00     $    1.00    $    1.00    $    1.00  $    1.00  $    1.00   $    1.00    $    1.00  $    1.00
--------     ---------    ---------    ---------  ---------  ---------   ---------    ---------  ---------
  0.0417        0.0110       0.0243       0.0557     0.0407     0.0001      0.0253       0.0577     0.0165

 (0.0417)     (0.0110)      (0.0243)     (0.0557)   (0.0407)   (0.0001)    (0.0253)     (0.0577)   (0.0165)
--------     ---------    ---------    ---------  ---------  ---------   ---------    ---------  ---------
$   1.00     $    1.00    $    1.00    $    1.00  $    1.00  $    1.00   $    1.00    $    1.00  $    1.00
========     =========    =========    =========  =========  =========   =========    =========  =========
    4.21%         0.99%        2.45%        5.71%      4.14%      -- **       2.56%        5.94%      1.66%
========     =========    =========    =========  =========  =========   =========    =========  =========

$342,673      $350,666     $ 16,581     $ 13,255   $  7,245       -- #    $  5,364     $ 11,811   $  8,318

    4.05%         2.91%+       4.90%+       5.55%      3.95%      2.81%+      5.10%+       5.75%      4.15%+

    0.37%         0.36%+       0.53%+       0.52%      0.47%      0.46%+      0.33%+       0.32%      0.27%+

    0.50%         0.58%+       0.68%+       0.60%      0.60%      0.68%+      0.48%+       0.40%      0.39%+
$ 0.0403     $  0.0102     $ 0.0236     $ 0.0548   $ 0.0393   $ 0.0001    $ 0.0246     $ 0.0568   $ 0.0160




                       See Notes to Financial Statements.

                                       43











LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                       PRIME VALUE MONEY MARKET FUND


                                                                          SIX
                                                                         MONTHS
                                                                          ENDED         YEAR         YEAR
                                                                         7/31/96       ENDED         ENDED
                                                                       (UNAUDITED)    1/31/96       1/31/95
                                                                       -----------    -------       -------
                                                                         CLASS A      CLASS A       CLASS A
                                                                       -----------    -------       -------
Net asset value, beginning of period                                  $    1.00    $      1.00   $      1.00
                                                                      ---------    -----------   -----------
Net investment income                                                    0.0262         0.0594        0.0442
Dividends from net investment income                                    (0.0262)       (0.0594)      (0.0442)
                                                                      ---------    -----------   -----------
ONet asset value, end of period                                        $    1.00    $      1.00   $      1.00
                                                                      =========    ===========   ===========
Total return++                                                             2.65%          6.10%         4.51%
                                                                      =========    ===========   ===========
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's)                                $ 690,954     $2,754,390    $1,470,317
  Ratio of net investment income to average net assets                     5.29%+         5.93%         4.20%
  Ratio of operating expenses to average net assets                        0.17%+         0.17%         0.09%
  Ratio of operating expenses to average net assets before
   fees waived by the Investment Adviser, Administrator, Custodian and/or Transfer Agent and/or expenses
   reimbursed by the Investment Adviser and Administrator                  0.32%+         0.25%         0.25%
  Net investment income per share before waiver of fees by the
   Investment Adviser, Administrator, Custodian and/or Transfer
   Agent and/or expenses reimbursed by the
   Investment Adviser and Administrator                                $ 0.0255     $   0.0585    $   0.0426

------------------
 * The Prime Value Money Market Fund Class A and Class B shares commenced operations on February 8, 1993 and September 1, 1993, respectively.
 + Annualized.
++ Total return represents aggregate total return for the periods indicated.


                      See Notes to Finanacial Statements.

                                       44







                        SIX
                       MONTHS
   PERIOD              ENDED             YEAR             YEAR           PERIOD
    ENDED             7/31/96            ENDED           ENDED           ENDED
  1/31/94*          (UNAUDITED)         1/31/96         1/31/95         1/31/94*
  --------          -----------         -------         -------         --------
  CLASS A             CLASS B           CLASS B         CLASS B         CLASS B
  -------             -------           -------         -------         -------
$     1.00           $    1.00        $    1.00        $    1.00       $    1.00
----------           ---------        ---------        ---------       ---------
    0.0315              0.0249           0.0569           0.0417          0.0125
   (0.0315)            (0.0249)         (0.0569)         (0.0417)        (0.0125)
----------           ---------        ---------        ---------       ---------
$     1.00           $    1.00        $    1.00        $    1.00       $    1.00
==========           =========        =========        =========       =========
      3.21%               2.52%            5.84%            4.26%           1.26%
==========           =========        =========        =========       =========
$3,981,184           $  13,794         $ 20,372         $ 21,739        $ 17,504
      3.23%+              5.04%+           5.68%            3.95%           2.98%+
      0.07%+              0.42%+           0.42%            0.34%           0.32%+
      0.36%+              0.57%+           0.50%            0.50%           0.61%+
$   0.0287           $  0.0242         $ 0.0560         $ 0.0398        $ 0.0113


                       See Notes to Financial Statements.

                                       45





LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                         Government Obligations Money Market Fund

                                                   SIX                                            SIX
                                                 MONTHS                                          MONTHS
                                                  ENDED        YEAR       YEAR      PERIOD       ENDED
                                                 7/31/96      ENDED      ENDED       ENDED      7/31/96
                                               (UNAUDITED)   1/31/96    1/31/95    1/31/94*   (UNAUDITED)
                                               -----------   -------    -------    --------   -----------
                                                 CLASS A     CLASS A    CLASS A     CLASS A     CLASS B
                                               -----------   -------    -------     -------   -----------
Net asset value, beginning of period            $    1.00    $    1.00  $    1.00  $    1.00    $    1.00
                                                ---------    ---------  ---------  ---------    ---------
Net investment income                              0.0260       0.0585     0.0435     0.0309       0.0247
Dividends from net investment income              (0.0260)     (0.0585)   (0.0435)   (0.0309)     (0.0247)
                                                ---------    ---------  ---------  ---------    ---------
Net asset value, end of period                  $    1.00    $    1.00  $    1.00  $    1.00    $    1.00
                                                =========    =========  =========  =========    =========
Total return++                                       2.63%        6.01%      4.45%      3.14%        2.49%
                                                =========    =========  =========  =========    =========
Ratios to average net assets/
  supplemental data:
  Net assets, end of period (in 000's)          $  52,938     $125,390   $ 40,080   $121,532     $  6,746
  Ratio of net investment income to
   average net assets                                5.22%+       5.82%      4.28%      3.18%+       4.97%+
  Ratio of operating expenses to average net
   assets                                            0.18%+       0.18%      0.16%      0.03%+       0.43%+
  Ratio of operating expenses to average net
   assets before fees waived by the
   Investment Adviser, Administrator,
   Custodian and/or Transfer Agent and/or
   expenses reimbursed by the Investment
   Adviser and Administrator                         0.37%+       0.32%      0.31%      0.53%+       0.62%+
  Net investment income per share
   before waiver of fees by the
   Investment Adviser, Administrator,
   Custodian and/or Transfer Agent
   and/or expenses reimbursed by the
   Investment Adviser and Administrator         $  0.0251     $ 0.0571   $ 0.0419   $ 0.0261     $ 0.0238

-------------------
 * The Government Obligations Money Market Fund Class A, Class B, Class C
   and Class E shares commenced operations February 8, 1993, August 16,
   1993, April 18, 1995, and October 10, 1995, respectively.
 + Annualized.
++ Total return represents aggregate total return for the periods indicated.
 # Total net assets for Class B Shares were $100 at January 31, 1994.
   Total net assets for Class E Shares were $100 at July 31, 1996 and
   January 31, 1996.


                       See Notes to Financial Statements.

                                       46







                                        SIX                      SIX
                                       MONTHS                   MONTHS
   YEAR         YEAR      PERIOD       ENDED       PERIOD       ENDED        PERIOD
   ENDED        ENDED      ENDED      7/31/96       ENDED      7/31/96       ENDED
  1/31/96      1/31/95   1/31/94*   (UNAUDITED)   1/31/96*   (UNAUDITED)    1/31/96*
  -------      -------   --------   -----------   --------   -----------    --------
  CLASS B     CLASS B     CLASS B     CLASS C      CLASS C     CLASS E      CLASS E
  -------     -------     -------   -----------    -------   -----------    --------
$   1.00      $   1.00  $    1.00    $    1.00   $    1.00    $    1.00    $    1.00
--------      --------  ---------    ---------   ---------    ---------    ---------
  0.0560        0.0410     0.0091       0.0242      0.0432       0.0252       0.0173
 (0.0560)      (0.0410)   (0.0091)     (0.0242)    (0.0432)     (0.0252)     (0.0173)
--------      --------  ---------    ---------   ---------    ---------    ---------
$   1.00      $   1.00  $    1.00    $    1.00   $    1.00    $    1.00    $    1.00
========      ========  =========    =========   =========    =========    =========
    5.76%         4.19%      0.90%        2.45%       4.40%        2.55%        1.74%
========      ========  =========    =========   =========    =========    =========



$ 14,659      $  9,322        --  #  $   1,742   $   2,706         --  #         -- #

    5.57%         4.03%      2.93%+       4.87%+      5.47%+       5.07%+       5.67%+

    0.43%         0.41%      0.28%+       0.53%+      0.53%+       0.33%+       0.33%+





    0.57%         0.56%      0.78%+       0.72%+      0.67%+       0.52%+       0.47%+





$ 0.0546      $ 0.0394  $  0.0075    $  0.0233   $  0.0421    $  0.0243    $  0.0168


                       See Notes to Financial Statements.

                                       47








LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                              CASH MANAGEMENT FUND


                                                         SIX MONTHS
                                                           ENDED        YEAR           YEAR      PERIOD
                                                          7/31/96       ENDED          ENDED      ENDED
                                                        (UNAUDITED)    1/31/96        1/31/95   1/31/94*
                                                        -----------    -------        -------   --------
                                                          CLASS A      CLASS A        CLASS A    CLASS A
                                                        -----------    -------        -------   --------
Net asset value, beginning of period                      $   1.00    $   1.00       $    1.00  $    1.00
                                                          --------    --------       ---------  ---------
Net investment income                                       0.0258      0.0585          0.0421     0.0304
Less distributions:
  Dividends from net investment income                     (0.0258)    (0.0585)        (0.0421)   (0.0304)
  Distributions from net realized gains                      --        (0.0000)+++        --       --
                                                          --------    --------       ---------  ---------
Total distributions                                        (0.0258)    (0.0585)        (0.0421)   (0.0304)
                                                          --------    --------       ---------  ---------
Net asset value, end of period                            $   1.00   $    1.00       $    1.00  $    1.00
                                                          ========   =========       =========  =========
Total return++                                                2.62%       6.01%           4.26%      3.09%
                                                          ========   =========       =========  =========
Ratios to average net assets/
  supplemental data:
  Net assets, end of period (in 000's)                    $  1,040    $  1,110        $  4,740  $  41,709
  Ratio of net investment income to average net assets        5.16%+      5.62%           3.52%      3.11%+
  Ratio of operating expenses to average net assets           0.39%+      0.26%           0.17%      0.06%+
  Ratio of operating expenses to average net assets
   before fees waived by the Investment Adviser,
   Administrator, Custodian and/or Transfer Agent
   and/or expenses reimbursed by the
   Investment Adviser and Administrator                       0.86%+      1.76%           0.77%      0.92%+
  Net investment income per share before waiver of
   fees by the Investment Adviser,
   Administrator, Custodian and/or Transfer Agent
   and/or expenses reimbursed by the
   Investment Adviser and Administrator                   $ 0.0235    $ 0.0429        $ 0.0350   $ 0.0220

---------------------
  * The Cash Management Fund Class A shares commenced operations on
    February 8, 1993.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated.
+++ Amount represents less than $0.0001 per share.


                      See Notes to Finanicial Statements.

                                       48










                      [This Page Intentionally Left Blank]












                                       49







LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                 TREASURY INSTRUMENTS MONEY MARKET FUND II


                                                      SIX
                                                     MONTHS
                                                     ENDED        YEAR       YEAR       PERIOD
                                                    7/31/96       ENDED      ENDED      ENDED
                                                  (UNAUDITED)    1/31/96    1/31/95    1/31/94*
                                                  -----------    -------    -------    --------
                                                    CLASS A      CLASS A    CLASS A    CLASS A
                                                  -----------    -------    -------    --------
Net asset value, beginning of period               $    1.00    $    1.00  $    1.00  $    1.00
                                                   ---------    ---------  ---------  ---------
Net investment income                                 0.0251       0.0566     0.0424     0.0300
Dividends from net investment income                 (0.0251)     (0.0566)   (0.0424)   (0.0300)
                                                   ---------    ---------  ---------  ---------
Net asset value, end of period                     $    1.00    $    1.00  $    1.00  $    1.00
                                                   =========    =========  =========  =========
Total return++                                          2.54%        5.80%      4.32%      3.04%
                                                   =========    =========  =========  =========
Ratios to average net assets/supplemental
  data:
  Net assets, end of period (in 000's)             $ 111,067     $183,376   $368,796   $156,782
  Ratio of net investment income to average
   net assets                                           5.07%+       5.69%      4.38%      3.12%+
  Ratio of operating expenses to average net
   assets                                               0.18%+       0.18%      0.12%      0.03%+
  Ratio of operating expenses to average net
   assets before fees waived by the
   Investment Adviser, Administrator,
   Custodian and/or Transfer Agent and/or
   expenses reimbursed by the Investment
   Adviser and Administrator                            0.38%+       0.27%      0.27%      0.49%+
  Net investment income per share before
   waiver of fees by the Investment Adviser,
   Administrator, Custodian and/or Transfer
   Agent and/or expenses reimbursed by the
   Investment Adviser and Administrator            $  0.0242     $ 0.0557   $ 0.0407    $0.0256

---------------------
 * The Treasury Instruments Money Market Fund II Class A, Class B and
   Class C shares commenced operations on February 8, 1993, May 24, 1993 and August 10, 1995, respectively.
 + Annualized.
++ Total return represents aggregate total return for the periods indicated.
 # Total net assets for Class C Shares were $116 at July 31, 1996.


                       See Notes to Financial Statements.

                                       50






     SIX                                                    SIX
   MONTHS                                                 MONTHS
    ENDED          YEAR         YEAR        PERIOD         ENDED         PERIOD
   7/31/96        ENDED        ENDED        ENDED         7/31/96        ENDED
 (UNAUDITED)     1/31/96      1/31/95      1/31/94*     (UNAUDITED)     1/31/96*
 -----------     -------      -------      --------     -----------     --------
  CLASS B        CLASS B      CLASS B      CLASS B        CLASS C       CLASS C
 -----------     -------      -------      --------     -----------     --------
$    1.00       $    1.00    $    1.00    $    1.00     $    1.00      $    1.00
---------       ---------    ---------    ---------     ---------      ---------
   0.0239          0.0541       0.0399       0.0198        0.0234         0.0248
  (0.0239)        (0.0541)     (0.0399)     (0.0198)      (0.0234)       (0.0248)
---------       ---------    ---------    ---------     ---------      ---------
$    1.00       $    1.00    $    1.00    $    1.00     $    1.00      $    1.00
=========       =========    =========    =========     =========      =========
     2.40%           5.54%        4.05%        2.00%         2.38%          2.50%
=========       =========    =========    =========     =========      =========



$  18,394       $  27,907    $  27,242    $  33,862          --  #     $  24,501

     4.82%+          5.44%        4.13%        2.87%+        4.72%+         5.34%+

     0.43%+          0.43%        0.37%        0.28%+        0.53%+         0.53%+




     0.63%+          0.52%        0.52%        0.74%+        0.73%+         0.62%+




$  0.0230       $  0.0532    $  0.0384    $  0.0166     $  0.0225      $  0.0244



                       See Notes to Financial Statements.

                                       51







LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                        TAX-FREE MONEY MARKET FUND


                                         SIX                                            SIX
                                       MONTHS                                          MONTHS
                                        ENDED        YEAR       YEAR      PERIOD       ENDED        YEAR      PERIOD
                                       7/31/96      ENDED      ENDED       ENDED      7/31/96       ENDED      ENDED
                                     (UNAUDITED)   1/31/96    1/31/95    1/31/94*   (UNAUDITED)    1/31/96   1/31/95*
                                     -----------   -------    -------    --------   -----------    -------   --------
                                       CLASS A     CLASS A    CLASS A     CLASS A     CLASS B      CLASS B    CLASS B
                                     -----------   -------    -------    --------   -----------    -------   --------
Net asset value, beginning of
  period                              $    1.00    $    1.00  $    1.00  $    1.00    $    1.00   $    1.00  $    1.00
                                      ---------    ---------  ---------  ---------    ---------   ---------  ---------
Net investment income                    0.0169       0.0386     0.0288     0.0228       0.0156      0.0361     0.0030
Dividends from net investment
  income                                (0.0169)     (0.0386)   (0.0288)   (0.0228)     (0.0156)    (0.0361)   (0.0030)
                                      ---------    ---------  ---------  ---------    ---------   ---------  ---------
Net asset value, end of period        $    1.00    $    1.00  $    1.00  $    1.00    $    1.00   $    1.00  $    1.00
                                      =========    =========  =========  =========    =========   =========  =========
Total return++                             1.69%        3.94%      2.93%      2.30%        1.57%       3.69%      0.30%
                                      =========    =========  =========  =========    =========   =========  =========
Ratios to average net assets/
  supplemental data:
  Net assets, end of period
   (in 000's)                         $ 114,691     $ 89,384   $ 60,351   $ 59,735         --  #        -- #       -- #
  Ratio of net investment income
   to average net assets                   3.38%+       3.86%      2.99%      2.38%+       3.13%+      3.61%      2.74%+
  Ratio of operating expenses to
   average net assets                      0.18%+       0.18%      0.16%      0.11%+       0.43%+      0.43%      0.41%+
  Ratio of operating expenses to
   average net assets before fees
   waived by the Investment
   Adviser, Administrator,
   Custodian and/or Transfer
   Agent and/or expenses
   reimbursed by the Investment
   Adviser and Administrator               0.38%+       0.35%      0.38%      1.52%+       0.63%+      0.60%      0.63%+
  Net investment income per share
   before waiver of fees by the
   Investment Adviser,
   Administrator, Custodian
   and/or Transfer Agent and/
   or expenses reimbursed by the
   Investment Adviser and
   Administrator                      $  0.0159     $ 0.0369   $ 0.0266   $ 0.0093     $ 0.0146    $ 0.0344   $0.0009

----------------------
 * The Tax-Free Money Market Fund Class A and Class B shares commenced operations on February 8, 1993 and December 30, 1994, respectively.
 + Annualized.
++ Total return represents aggregate total return for the periods indicated.
 # Total net assets for Class B Shares were $100 at July 31, 1996, January
   31, 1996 and January 31, 1995, respectively.


                       See Notes to Financial Statements.

                                       52









LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                        MUNICIPAL MONEY MARKET FUND


                                           SIX                                             SIX
                                         MONTHS                                           MONTHS
                                          ENDED        YEAR         YEAR      PERIOD       ENDED       PERIOD
                                         7/31/96      ENDED        ENDED      ENDED       7/31/96       ENDED
                                       (UNAUDITED)   1/31/96      1/31/95    1/31/94*   (UNAUDITED)   1/31/96*
                                       -----------   -------      -------    --------   -----------   --------
                                         CLASS A     CLASS A      CLASS A    CLASS A      CLASS C      CLASS C
                                       -----------   -------      -------    --------   -----------   --------
Net asset value, beginning of
  period                                $    1.00    $    1.00    $    1.00  $    1.00   $    1.00     $   1.00
                                        ---------    ---------    ---------  ---------   ---------     --------
Net investment income                      0.0174       0.0396       0.0300     0.0243      0.0156       0.0284
Less distributions:
Dividends from net investment
  income                                  (0.0174)     (0.0396)     (0.0300)   (0.0243)    (0.0156)     (0.0284)
Distributions from net realized
  gains                                    --          (0.0000)+++      --       --          --         (0.0000)+++
                                        ---------    ---------    ---------  ---------   ---------     --------
Total distributions                       (0.0174)     (0.0396)     (0.0300)   (0.0243)    (0.0156)     (0.0284)
                                        ---------    ---------    ---------  ---------   ---------     --------
Net asset value, end of period          $    1.00    $    1.00    $    1.00  $    1.00   $    1.00     $   1.00
                                        =========    =========    =========  =========   =========     ========
Total return++                               1.76%        4.03%        3.04%      2.46%       1.58%        2.88%
                                        =========    =========    =========  =========   =========     ========
Ratios to average net assets/
  supplemental data:
  Net assets, end of period (in
   000's)                               $ 193,476     $135,120    $ 93,595   $350,975    $   1,882     $  1,969
  Ratio of net investment income to
   average net assets                        3.48%+       3.95%       2.86%      2.53%+       3.13%+       3.60%+
  Ratio of operating expenses to
   average net assets                        0.18%+       0.18%       0.15%      0.13%+       0.53%+       0.53%+
  Ratio of operating expenses to
   average net assets before fees
   waived by the Investment
   Adviser, Administrator,
   Custodian and/or Transfer Agent
   and/or expenses
   reimbursed by the Investment
   Adviser and Administrator                 0.37%+       0.30%      0.31%      0.51%+      0.72%+         0.65%+
  Net investment income per share
   before waiver of fees by
   the Investment Adviser,
   Administrator, Custodian and/or
   Transfer Agent and/or expenses
   reimbursed by the Investment
   Adviser and Administrator             $ 0.0165     $ 0.0384   $ 0.0283   $ 0.0201     $ 0.0147      $ 0.0275

---------------------
  * The Municipal Money Market Fund Class A and Class C shares commenced operations on February 8, 1993 and April 18, 1995, respectively.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated.
+++ Amount represents less than $0.0001 per share.


                       See Notes to Financial Statements.

                                       53





LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Lehman Brothers Institutional Funds Group Trust (the "Trust") was established on November 25, 1992, as a Massachusetts business trust. It is an open-end management investment company which consists of seven funds offered to the public: Prime Money Market Fund, Prime Value Money Market Fund, Government Obligations Money Market Fund, Cash Management Fund, Treasury Instruments Money Market Fund II, Tax-Free Money Market Fund and Municipal Money Market Fund (collectively, the "Funds"). All the Funds, except Cash Management Fund, currently offer four classes of shares: Class A, Class B, Class C and Class E. Cash Management Fund currently offers Class A Shares only. Class A shares are sold to institutional investors that have not entered into servicing agreements. Class B, Class C and Class E shares are sold to institutional investors and bear service fees. All classes of shares have identical rights and privileges except that Class B, Class C and Class E possess certain exclusive voting rights on matters relating to their respective service fees.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

     Portfolio valuation: Securities of the Funds are valued at amortized cost, which approximates market value. Amortized cost valuation involves valuing a security at cost initially, and, thereafter, assuming a constant amortization to maturity of any discount or premium, as long as the effect of fluctuating interest rates on the market value of the instruments is not significant.

     Repurchase agreements: Certain Funds may engage in repurchase agreement transactions. The Fund values repurchase agreements at cost and accrues interest into interest receivable. Under the terms of a typical repurchase agreement, a Fund takes possession of the underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral, taken as a part of the repurchase agreement, is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Trust's Investment Adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     Securities transactions and investment income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Investment income and realized gains and losses are allocated based upon the relative net assets of each class of shares.

     Expenses: Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses of the Funds not directly attributable to the operations of any class of shares are pro-rated among the classes to which the expense relates based on the relative net assets of each class of shares.


                                       54









LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


     Federal income taxes: The Funds have qualified and intend to qualify each year as regulated investment companies pursuant to the requirements of the Internal Revenue Code of 1986, as amended. The Funds distribute substantially all of their taxable income to their shareholders, therefore, no Federal income tax provision is required.

     Dividends and distributions to shareholders: Dividends from net investment income of each Fund are determined on a class level, declared daily and paid monthly. The Funds do not expect to realize any net long-term capital gains and, therefore, do not contemplate payments of any capital gains dividends.

     Income dividends and capital gain distributions, if any, are determined at fiscal year end in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

     Lehman Brothers Global Asset Management Inc. ("LBGAM") serves as each Fund's Investment Adviser pursuant to Investment Advisory Agreements dated February 1, 1996. LBGAM is a wholly-owned subsidiary of Lehman Brothers Holdings Inc. ("Holdings"). Under the Investment Advisory Agreements, LBGAM is entitled to receive a monthly fee at the annual rate of 0.20% of the value of each Fund's average daily net assets. For the six months ended July 31, 1996, LBGAM voluntarily waived fees and reimbursed expenses as follows:


                                                    FEES WAIVED   EXPENSES REIMBURSED
                                                    -----------   -------------------
Prime Money Market Fund                              $1,125,006            --
Prime Value Money Market Fund                           527,344            --
Government Obligations Money Market Fund                 42,668            --
Cash Management Fund                                      2,380          $ 1,936
Treasury Instruments Money Market Fund II               107,860            --
Tax-Free Money Market Fund                               63,450            --
Municipal Money Market Fund                              80,156            --


     First  Data  Investor  Services  Group,  Inc.  ("FDISG"),   a  wholly-owned
subsidiary of First Data Corporation, serves as the Trust's Administrator pursuant to an Administration Agreement. Under the Administration Agreement, FDISG is entitled to receive a monthly fee at the annual rate of 0.10% of the value of each Fund's average daily net assets. FDISG also serves as the Trust's Transfer Agent and receives additional fees for such services. For the six months ended July 31, 1996, FDISG waived fees as follows:


                                                                          FEES WAIVED
                                                                          -----------
Prime Money Market Fund                                                    $1,197,437
Prime Value Money Market Fund                                                 567,001
Government Obligations Money Market Fund                                       32,273
Cash Management Fund                                                              838
Treasury Instruments Money Market Fund II                                      70,917
Tax-Free Money Market Fund                                                     42,204
Municipal Money Market Fund                                                    58,281


                                       55









LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


     No officer or employee of Lehman Brothers Inc. ("Lehman Brothers"), LBGAM, FDISG or of any parent, subsidiary or affiliate thereof receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an officer or employee of Lehman Brothers, LBGAM, FDISG or any parent, subsidiary or affiliate thereof $20,000 per annum, plus $1,250 per meeting attended, and reimburses each such Trustee for travel and out-of-pocket expenses.

     Boston Safe Deposit and Trust Company ("Boston Safe"), an indirect wholly-owned subsidiary of Mellon Bank Corporation, serves as the Funds' custodian. For the six months ended July 31, 1996, Boston Safe waived fees as follows:


                                                                          FEES WAIVED
                                                                          -----------
Prime Money Market Fund                                                     $145,470
Prime Value Money Market Fund                                                 73,000
Government Obligations Money Market Fund                                      11,745
Cash Management Fund                                                             395
Treasury Instruments Money Market Fund II                                     16,312
Tax-Free Money Market Fund                                                    12,235
Municipal Money Market Fund                                                   15,035

3. SERVICE AGREEMENTS

     Lehman Brothers acts as Distributor of the Trust's shares. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Funds have adopted either Service Agreements or Service and Distribution Agreements ("Service Agreements") with institutional investors such as banks, savings and loan associations and other financial institutions ("Service Organizations") which may purchase Class B, Class C and Class E shares. Under the Service Agreements, each Fund compensates Service Organizations for providing certain services to the Funds and holders of Class B, Class C and Class E shares. Service Agreement fees are paid by each Fund based on the value of the average daily net assets of each respective class of shares at the annual rates as follows: 0.25% for the Class B shares, 0.35% for the Class C shares and 0.15% for the Class E shares.

4. SHARES OF BENEFICIAL INTEREST

     The Trustees have authority to issue an unlimited number of $0.001 par value shares of beneficial interest currently divided into four classes for each Fund, except for the Cash Management Fund. Since the Funds have sold shares, issued shares as reinvestments of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

     The tables below summarize transactions of each class of shares, at $1.00:


 PRIME MONEY                                                SIX MONTHS ENDED
 MARKET FUND:                                                    7/31/96
                                    -------------------------------------------------------------------
                                        CLASS A            CLASS B          CLASS C        CLASS E
                                        -------            -------          -------        -------
SOLD                                $ 24,625,827,257   $ 1,563,824,289   $ 22,543,809   $ 296,678,659
Dividend Reinvestment                     39,930,733            37,982         53,151         376,977
Redeemed                             (26,620,369,934)   (1,589,538,892)   (19,269,511)   (303,503,380)
                                     ---------------    --------------    -----------    ------------
Net increase/(decrease)             $ (1,954,611,944)  $   (25,676,621)  $  3,327,449   $  (6,447,744)
                                    ================   ===============   ============   =============


                                       56










LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

PRIME MONEY                                                      YEAR ENDED
MARKET FUND:(CONTINUED)                                            1/31/96
                                   -----------------------------------------------------------------------
                                         CLASS A            CLASS B          CLASS C         CLASS E
                                         -------            -------          -------         -------
SOLD                                 $97,578,640,948     $2,718,357,901     $56,321,073    $603,114,534
Dividend Reinvestment                     95,915,354            175,069         107,551         668,432
Redeemed                             (95,294,028,189)    (2,736,718,080)    (50,418,076)   (600,288,961)
                                     ---------------     --------------     -----------    ------------
Net increase/(decrease)              $ 2,380,528,113     $  (18,185,110)    $ 6,010,548    $  3,494,005
                                    =================   ================   =============  =============


PRIME VALUE MONEY                                    SIX MONTHS ENDED
MARKET FUND:                                             7/31/96
                                         -----------------------------------------
                                              CLASS A                 CLASS B
                                              -------                 -------
Sold                                      $ 13,473,760,953         $ 119,424,275
Dividend Reinvestment                           16,873,117                 1,030
Redeemed                                   (15,553,440,821)         (125,994,218)
                                           ---------------          ------------
Net decrease                              $ (2,062,806,751)       $   (6,568,913)
                                          ================        ==============


                                                         YEAR ENDED
                                                          1/31/96
                                          ----------------------------------------
                                              CLASS A                 CLASS B
                                              -------                 -------
Sold                                      $ 47,981,427,671         $ 253,136,580
Dividend Reinvestment                           59,366,207                   900
Redeemed                                   (46,756,804,775)         (254,505,306)
                                           ---------------          ------------
Net increase/(decrease)                   $   1,283,989,103        $  (1,367,826)
                                          =================        =============


GOVERNMENT OBLIGATIONS                           SIX MONTHS ENDED
MONEY MARKET FUND:                                    7/31/96
                                   ------------------------------------------------
                                       CLASS A          CLASS B        CLASS C
                                       -------          -------        -------
Sold                                $ 428,783,136    $ 34,450,012    $ 2,640,809
Dividend Reinvestment                     380,964           4,496          4,651
Redeemed                             (501,616,050)    (42,367,442)    (3,610,175)
                                     ------------     -----------     ----------
Net decrease                        $ (72,451,950)   $ (7,912,934)   $  (964,715)
                                    =============    ============    ===========


                                                          YEAR ENDED
                                                            1/31/96
                                   ----------------------------------------------------------
                                       CLASS A         CLASS B        CLASS C*     CLASS E*
                                       -------         -------        --------     --------
Sold                                $1,069,873,758   $  58,867,348  $ 5,589,114  $  588,760
Dividend Reinvestment                      454,193         18,871             7       1,314
Redeemed                              (985,017,413)   (53,549,648)   (2,882,756)   (590,074)
                                      ------------    -----------    ----------    --------
Net increase                        $   85,310,538   $  5,336,571   $ 2,706,365  $    --
                                    ==============   ============   ===========  ==========



                                       57





LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                        SIX MONTHS
                                           ENDED
CASH MANAGEMENT FUND:                     7/31/96
                                       -------------
                                          CLASS A
                                       -------------
Sold                                   $ 172,127,998
Dividend Reinvestment                          1,581
Redeemed                                (172,199,132)
                                        ------------
Net decrease                           $     (69,553)
                                       =============


                                                        YEAR ENDED
                                                          1/31/96
                                    ------------------------------------------------
                                        CLASS A      CLASS B   CLASS C    CLASS E
                                        -------      -------   -------    -------
Sold                                $  390,296,226  $  --    $  --       $   --
Dividend Reinvestment                        1,563     --            4       --
Redeemed                              (393,928,236)    (100)  (200,111)    (100)
                                      ------------     ----   --------     ----
Net decrease                        $   (3,630,447) $  (100) $(200,107)  $ (100)
                                    ==============  =======  =========   ======


 TREASURY INSTRUMENTS MONEY                       SIX MONTHS ENDED
 MARKET FUND II:                                      7/31/96
                                   -----------------------------------------------
                                       CLASS A         CLASS B         CLASS C
                                       -------         -------         -------
Sold                                $  895,100,806   $ 245,315,947   $    --
Dividend Reinvestment                    2,628,065         458,851        240,469
Redeemed                              (970,038,501)   (255,287,907)   (24,741,702)
                                      ------------    ------------    -----------
Net decrease                        $  (72,309,630)  $  (9,513,109)  $(24,501,233)
                                    ==============   =============   ============


                                                      YEAR ENDED
                                                       1/31/96
                                    -----------------------------------------------
                                        CLASS A          CLASS B        CLASS C*
                                        -------          -------        --------
Sold                                $ 5,000,089,634   $ 225,104,138   $ 25,311,812
Dividend Reinvestment                     7,213,775       1,476,228        554,788
Redeemed                             (5,192,723,407)   (225,915,368)    (1,365,351)
                                     --------------    ------------     ----------
Net increase/(decrease)             $  (185,419,998)  $     664,998   $ 24,501,249
                                    ===============   =============   ============

                                         SIX MONTHS
TAX-FREE MONEY                             ENDED
MARKET FUND:                              7/31/96
                                         ----------
                                          CLASS A
                                         ----------
Sold                                   $ 555,527,357
Dividend Reinvestment                      1,081,523
Redeemed                                (531,294,187)
                                       -------------
Net increase                           $  25,314,693
                                       =============


                                       58





LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



TAX-FREE MONEY                                         YEAR ENDED
MARKET FUND (CONTINUED):                                 1/31/96
                                           --------------------------------------
                                              CLASS A                 CLASS B
                                              -------                 -------
SOLD                                         $ 768,188,301            $    --
Dividend Reinvestment                              558,812                 31
Redeemed                                     (739,716,133)                (31)
                                             ------------            ---------
Net increase                                 $  29,030,980            $    --
                                             =============           =========




MUNICIPAL MONEY                                       SIX MONTHS ENDED
MARKET FUND:                                              7/31/96
                                          ---------------------------------------
                                               CLASS A                 CLASS C
                                               -------                 -------
SOLD                                       $ 1,437,048,956           $ 2,941,160
Dividend Reinvestment                              552,219                --
Redeemed                                    (1,379,218,535)           (3,028,203)
                                            --------------            ----------
Net increase/(decrease)                    $    58,382,640           $   (87,043)
                                           ===============           ===========




                                                         YEAR ENDED
                                                          1/31/96
                                           --------------------------------------
                                               CLASS A                CLASS C*
                                               -------                --------
Sold                                       $ 2,859,696,960           $ 7,263,120
Dividend Reinvestment                            1,821,819                     4
Redeemed                                    (2,820,023,841)           (5,294,660)
                                            --------------            ----------
Net increase                               $    41,494,938           $ 1,968,464
                                           ===============           ===========


----------------------
* The Class C shares of the Government  Obligations Money Market Fund,  Treasury
  Instruments Money Market Fund II and the Municipal Money Market Fund commenced
  operations   on  April  18,  1995,   August  10,  1995  and  April  18,  1995,
  respectively.  The Class E shares of the Government  Obligations  Money Market
  Fund commenced operations on October 10, 1995.


     As of July 31, 1996, the following Funds had each issued 100 shares to the following classes in the amount of $100 for Lehman Brothers:


                                                                          CLASS
                                                                          -----
Prime Value Money Market Fund                                              C, E
Government Obligations Money Market Fund                                    E
Treasury Instruments Money Market Fund II                                   E
Tax-Free Money Market Fund                                               B, C, E
Municipal Money Market Fund                                                B, E

     During the six months ended July 31, 1996, no income or expenses were allocated to Class B, Class C or Class E shares that did not have capital stock activity during the period.


                                       59








LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


5.   ORGANIZATION COSTS

     The Funds bear all costs in connection with their organization including fees and expenses of registering and qualifying their shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line method over a period of five years from the commencement of operations of each Fund. In the event that any of the initial shares of a Fund are redeemed during such amortization period, the Fund will be reimbursed for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

6.   CAPITAL LOSS CARRYFORWARD

     At January 31, 1996, the following Funds had available for Federal income tax purposes unused capital losses as follows:

 NAME OF FUND                                       EXPIRING IN 2003   EXPIRING IN 2004
 ------------                                       ----------------   ----------------
Prime Money Market Fund                                 $  18,342          $159,460
Prime Value Money Market Fund                             239,613              --
Government Obligations Money Market Fund                    4,414              --
Treasury Instruments Money Market Fund II                      10               804
Tax Free Money Market Fund                                    330              --



7. SUBSEQUENT EVENT

     On September 6, 1996, the Board of Trustees unanimously endorsed a proposal
(a) to combine three of the Funds with three portfolios of a trust sponsored by Federated Investors and (b) to change the investment advisor of three other Funds from LBGAM to Federated Management. Each transaction requires shareholder approval and will also involve the election of new Trustees of the Trust.

     With respect to the Prime Money Market Fund, Prime Value Money Market Fund and Municipal Money Market Fund, shareholders will be asked to approve adoption of a new investment advisory contract with Federated Management, an investment advisory subsidiary of Federated Investors, and the election of the new Trustees to the Trust.

     With respect to Government Obligations Money Market Fund, Treasury Instruments Money Market Fund II, and Tax-Free Money Market Fund (individually, the "Fund"), shareholders of each Fund will be asked to approve a proposed Agreement and Plan of Reorganization between the Trust, on behalf of each Fund, and Money Market Obligations Trust, on behalf of one of its portfolios (the "Portfolio"), whereby a Portfolio of Money Market Obligations Trust would acquire all of the assets of the relevant Fund in exchange for Institutional Shares and Institutional Service Shares of the Portfolio to be distributed pro rata by the Fund to holders of Class A Shares and Class B Shares, respectively, in complete liquidation of the Fund.



                                       60








                 LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST

                             PRIME MONEY MARKET FUND
                          PRIME VALUE MONEY MARKET FUND


                    GOVERNMENT OBLIGATIONS MONEY MARKET FUND
                              CASH MANAGEMENT FUND
                    TREASURY INSTRUMENTS MONEY MARKET FUND II


                           TAX-FREE MONEY MARKET FUND
                           MUNICIPAL MONEY MARKET FUND






THIS REPORT IS FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST. ITS USE IN CONNECTION WITH ANY OFFERING OF THE TRUST'S SHARES IS AUTHORIZED ONLY IF ACCOMPANIED OR PRECEDED BY THE TRUST'S CURRENT PROSPECTUSES.

LB0010I6